Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett

Climate Focused Bond Fund

Emerging Markets Equity Fund

International Growth Fund

Short Duration High Yield Fund

For the period ended October 31, 2022

Schedule of Investments (unaudited)

CLIMATE FOCUSED BOND FUND October 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 94.26%

ASSET-BACKED SECURITIES 0.88%

Automobiles 0.50%
Tesla Auto Lease Trust 2021-A B†	1.02%	3/20/2025	$100,000	$94,944

Other 0.38%
Sunrun Demeter Issuer 2021-2A A†	2.27%	1/30/2057	95,149	72,918
Total Asset-Backed Securities (cost $195,373)				167,862

CONVERTIBLE BONDS 0.76%

Auto Manufacturers 0.13%
Lucid Group, Inc.†	1.25%	12/15/2026	12,000	7,530
NIO, Inc. (China)(a)	0.50%	2/1/2027	8,000	5,740
Tesla, Inc.	2.00%	5/15/2024	1,000	10,990
Total				24,260

Energy-Alternate Sources 0.56%
Enphase Energy, Inc.	Zero Coupon	3/1/2026	19,000	23,380
NextEra Energy Partners LP†	Zero Coupon	6/15/2024	14,000	13,496
Plug Power, Inc.	3.75%	6/1/2025	3,000	9,654
SolarEdge Technologies, Inc. (Israel)(a)	Zero Coupon	9/15/2025	21,000	23,530
SunPower Corp.	4.00%	1/15/2023	16,000	16,384
Sunrun, Inc.	Zero Coupon	2/1/2026	30,000	20,070
Total				106,514

REITS 0.07%
HAT Holdings I LLC/HAT Holdings II LLC†	Zero Coupon	5/1/2025	15,000	13,126
Total Convertible Bonds (cost $182,537)				143,900

CORPORATE BONDS 67.26%

Agriculture 0.52%
Darling Ingredients, Inc.†	5.25%	4/15/2027	67,000	64,420
Darling Ingredients, Inc.†	6.00%	6/15/2030	36,000	34,699
Total				99,119

Auto Manufacturers 0.20%
Ford Motor Co.	3.25%	2/12/2032	50,000	37,626

Auto Parts & Equipment 0.78%
Aptiv plc (Ireland)(a)	4.35%	3/15/2029	35,000	31,327
BorgWarner, Inc.	3.375%	3/15/2025	65,000	62,108

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND October 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Auto Parts & Equipment (continued)
Dana, Inc.	4.25%		9/1/2030		$68,000	$54,563
Total						147,998

Banks 10.19%
ABN AMRO Bank NV (Netherlands)†(a)	2.47% (1 Yr. Treasury CMT + 1.10%	)#	12/13/2029		200,000	155,605
Bank of America Corp.	2.456% (3 Mo. LIBOR + .87%	)#	10/22/2025		210,000	196,049
Bank of Ireland Group plc(b)	0.375% (1 Yr. EUSA + .77%	)#	5/10/2027	EUR	100,000	83,752
Bank of Nova Scotia (The) (Canada)(a)	0.65%		7/31/2024		$125,000	115,137
Bank of Nova Scotia (The) (Canada)(a)	2.375%		1/18/2023		80,000	79,624
BNP Paribas SA (France)†(a)	1.675% (SOFR + .91%	)#	6/30/2027		200,000	167,714
CaixaBank SA(b)	1.25% (5 Yr. EUSA + 3.63%	)#	6/18/2031	EUR	100,000	82,764
Citigroup, Inc.	1.678% (SOFR + 1.67%	)#	5/15/2024		$125,000	122,290
Danske Bank A/S(b)	0.75% (1 Yr. EUAMDB + .88%	)#	6/9/2029	EUR	100,000	78,083
Development Bank of Japan, Inc. (Japan)†(a)	4.375%		9/22/2025		$200,000	197,252
JPMorgan Chase & Co.	0.768% (SOFR + .49%	)#	8/9/2025		221,000	201,769
Kreditanstalt fuer Wiederaufbau (Germany)(a)	0.75%		9/30/2030		150,000	114,964
Kreditanstalt fuer Wiederaufbau (Germany)(a)	1.75%		9/14/2029		175,000	149,000
Landesbank Baden-Wuerttemberg(b)	1.50%		2/3/2025	GBP	100,000	104,560
Royal Bank of Canada (Canada)(a)	1.15%		7/14/2026		$100,000	85,459
Total						1,934,022

Biotechnology 0.26%
Amgen, Inc.	3.00%		2/22/2029		56,000	48,938

Building Materials 0.77%
Eco Material Technologies, Inc.†	7.875%		1/31/2027		45,000	42,121
Johnson Controls International plc/Tyco Fire & Security Finance SCA	1.75%		9/15/2030		72,000	55,312
Owens Corning, Inc.	3.95%		8/15/2029		55,000	48,321
Total						145,754

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND October 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Chemicals 1.09%
Air Liquide Finance SA(b)	0.375%	5/27/2031	EUR	100,000	$77,810
Sociedad Quimica y Minera de Chile SA (Chile)†(a)	3.50%	9/10/2051		$200,000	128,424
Total					206,234

Commercial Services 1.65%
Bureau Veritas SA(b)	1.875%	1/6/2025	EUR	100,000	93,898
Global Payments, Inc.	3.20%	8/15/2029		$50,000	41,611
Global Payments, Inc.	3.75%	6/1/2023		30,000	29,697
Massachusetts Institute of Technology	3.959%	7/1/2038		75,000	65,831
Techem Verwaltungsgesellschaft 674 mbH(b)	6.00%	7/30/2026	EUR	87,920	81,561
Total					312,598

Computers 0.42%
Apple, Inc.	3.00%	6/20/2027		$85,000	79,201

Distribution/Wholesale 0.43%
Rexel SA(b)	2.125%	6/15/2028	EUR	100,000	81,734

Diversified Financial Services 1.93%
CDP Financial, Inc. (Canada)(a)	1.00%	5/26/2026		$250,000	219,558
LeasePlan Corp. NV(b)	0.25%	2/23/2026	EUR	100,000	84,838
Visa, Inc.	0.75%	8/15/2027		$75,000	62,529
Total					366,925

Electric 11.28%
AB Ignitis Grupe(b)	2.00%	5/21/2030	EUR	100,000	77,773
Audax Renovables SA(b)	4.20%	12/18/2027	EUR	100,000	59,048
Clearway Energy Operating LLC†	3.75%	2/15/2031		$70,000	58,619
Drax Finco plc(b)	2.625%	11/1/2025	EUR	100,000	88,695
EDP Finance BV (Netherlands)†(a)	6.30%	10/11/2027		$200,000	199,328
Electricite de France SA(b)	1.00%	11/29/2033	EUR	100,000	67,054
Enel Finance International NV (Netherlands)†(a)	2.25%	7/12/2031		$200,000	135,893
Engie SA(b)	0.375%	6/21/2027	EUR	100,000	85,699
Greenko Investment Co. (India)†(a)	4.875%	8/16/2023		$200,000	191,680
Korea East-West Power Co. Ltd. (South Korea)†(a)	3.60%	5/6/2025		200,000	191,784
Leeward Renewable Energy Operations LLC†	4.25%	7/1/2029		102,000	82,769
Liberty Utilities Finance GP 1†	2.05%	9/15/2030		75,000	55,595
MidAmerican Energy Co.	3.95%	8/1/2047		65,000	49,563
NextEra Energy Capital Holdings, Inc.	1.90%	6/15/2028		86,000	71,072
NextEra Energy Operating Partners LP†	4.50%	9/15/2027		55,000	51,231

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND October 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Electric (continued)
Northern States Power Co/MN	2.60%		6/1/2051		$50,000	$29,845
Orsted A/S(b)	1.50%		11/26/2029	EUR	100,000	86,304
Pattern Energy Operations LP/Pattern Energy Operations, Inc.†	4.50%		8/15/2028		$64,000	57,708
Ren Finance BV(b)	0.50%		4/16/2029	EUR	100,000	78,640
Solar Star Funding LLC†	5.375%		6/30/2035		$81,796	81,490
Southwestern Public Service Co.	3.75%		6/15/2049		50,000	35,899
Statnett SF(b)	0.518%		6/30/2023	SEK	2,000,000	177,779
TenneT Holding BV(b)	0.125%		11/30/2032	EUR	100,000	67,425
Tucson Electric Power Co.	1.50%		8/1/2030		$60,000	44,686
Wisconsin Electric Power Co.	4.75%		9/30/2032		16,000	15,234
Total						2,140,813

Electrical Components & Equipment 0.51%
Schneider Electric SE(b)	1.841%		10/13/2025	EUR	100,000	96,626

Electronics 0.59%
Amphenol Corp.	2.80%		2/15/2030		$75,000	62,375
Hubbell, Inc.	3.50%		2/15/2028		55,000	50,037
Total						112,412

Energy-Alternate Sources 5.28%
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energ (India)†(a)	6.25%		12/10/2024		200,000	181,930
Continental Wind LLC†	6.00%		2/28/2033		55,881	55,234
Cullinan Holdco Scsp†(b)	4.625%		10/15/2026	EUR	100,000	82,460
EEW Energy from Waste GmbH(b)	0.361%		6/30/2026	EUR	100,000	85,050
Enviva Partners LP/Enviva Partners Finance Corp.†	6.50%		1/15/2026		$70,000	67,314
Scatec ASA†(b)	2.851% (3 Mo. EURIBOR + 2.50%	)#	8/19/2025	EUR	100,000	89,931
Sunnova Energy Corp.†	5.875%		9/1/2026		$82,000	72,288
Sweihan PV Power Co. PJSC (United Arab Emirates)†(a)	3.625%		1/31/2049		198,642	152,060
TerraForm Power Operating LLC†	4.75%		1/15/2030		80,000	72,085
Topaz Solar Farms LLC†	5.75%		9/30/2039		66,392	63,229
Vestas Wind Systems Finance BV(b)	2.00%		6/15/2034	EUR	100,000	80,102
Total						1,001,683

Environmental Control 1.96%
Derichebourg SA(b)	2.25%		7/15/2028	EUR	100,000	83,376
FCC Servicios Medio Ambiente Holding SAU(b)	1.661%		12/4/2026	EUR	100,000	88,535

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND October 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Environmental Control (continued)
Madison IAQ LLC†	5.875%	6/30/2029		$58,000	$39,890
Paprec Holding SA†(b)	3.50%	7/1/2028	EUR	100,000	79,270
Seche Environnement SA(b)	2.25%	11/15/2028	EUR	100,000	80,845
Total					371,916

Food 0.39%
Kerry Group Financial Services Unltd Co.(b)	0.875%	12/1/2031	EUR	100,000	74,738

Forest Products & Paper 0.19%
Suzano Austria GmbH (Brazil)(a)	3.125%	1/15/2032		$49,000	36,251

Health Care-Services 0.49%
Kaiser Foundation Hospitals	3.15%	5/1/2027		67,000	61,571
Seattle Children’s Hospital	2.719%	10/1/2050		55,000	32,372
Total					93,943

Insurance 0.47%
PartnerRe Ireland Finance DAC(b)	1.25%	9/15/2026	EUR	100,000	89,688

Investment Companies 0.37%
CBRE Global Investors Open-Ended Fund SCA SICAV-SIF Pan European Core Fund(b)	0.90%	10/12/2029	EUR	100,000	69,793

Machinery-Diversified 0.77%
Mueller Water Products, Inc.†	4.00%	6/15/2029		$66,000	57,325
nVent Finance Sarl (Luxembourg)(a)	2.75%	11/15/2031		67,000	49,320
Xylem Inc/NY	2.25%	1/30/2031		50,000	39,369
Total					146,014

Metal Fabricate-Hardware 0.44%
Advanced Drainage Systems, Inc.†	5.00%	9/30/2027		75,000	69,658
Advanced Drainage Systems, Inc.†	6.375%	6/15/2030		15,000	14,517
Total					84,175

Mining 0.43%
Novelis Sheet Ingot GmbH†(b)	3.375%	4/15/2029	EUR	100,000	81,210

Miscellaneous Manufacturing 1.34%
Alstom SA(b)	0.25%	10/14/2026	EUR	100,000	86,727
Eaton Corp.	4.15%	3/15/2033		$62,000	55,062
Pentair Finance Sarl (Luxembourg)(a)	4.50%	7/1/2029		35,000	31,042
Wabtec Transportation Netherlands BV(b)	1.25%	12/3/2027	EUR	100,000	81,099
Total					253,930

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND October 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Multi-National 8.67%
Asian Development Bank(b)	2.45%		1/17/2024	AUD	105,000	$65,991
Asian Development Bank (Philippines)(a)	3.125%		9/26/2028		$135,000	126,061
Asian Infrastructure Investment Bank (The) (China)(a)	0.50%		5/28/2025		150,000	134,770
European Bank for Reconstruction & Development (United Kingdom)(a)	1.625%		9/27/2024		230,000	217,584
European Investment Bank (Luxembourg)(a)	2.125%		4/13/2026		200,000	185,135
Inter-American Development Bank	3.338% (SOFR + .28%	)#	4/12/2027		200,000	200,096
Inter-American Investment Corp.	2.625%		4/22/2025		75,000	71,425
International Bank for Reconstruction & Development	3.019% (SOFR Index + .29%	)#	11/22/2028		220,000	218,097
International Bank for Reconstruction & Development	3.109% (SOFR Index + .18%	)#	6/15/2026		100,000	99,370
International Finance Corp.	3.14% (SOFR Index + .09%	)#	6/30/2023		50,000	49,983
International Finance Corp.	3.141% (SOFR + .09%	)#	4/3/2024		230,000	229,967
Nordic Investment Bank(b)	0.125%		6/10/2024	EUR	50,000	47,459
Total						1,645,938

Municipal 1.12%
Transport for London(b)	2.125%		4/24/2025	GBP	200,000	213,136

Packaging & Containers 0.49%
OI European Group BV(b)	2.875%		2/15/2025	EUR	100,000	93,165

Pharmaceuticals 0.59%
Eli Lilly & Co.(b)	0.50%		9/14/2033	EUR	100,000	73,831
Pfizer, Inc.	2.625%		4/1/2030		$45,000	38,461
Total						112,292

Real Estate 0.90%
Blackstone Property Partners Europe Holdings Sarl(b)	1.625%		4/20/2030	EUR	100,000	69,402
Canary Wharf Group Investment Holdings plc†(b)	2.625%		4/23/2025	GBP	100,000	100,624
Total						170,026

REITS 2.00%
Digital Dutch Finco BV(b)	1.00%		1/15/2032	EUR	100,000	66,416
Equinix, Inc.(b)	1.00%		3/15/2033	EUR	100,000	69,150

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND October 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
REITS (continued)
Equinix, Inc.	1.55%	3/15/2028		$50,000	$39,916
Goodman U.S. Finance Five LLC†	4.625%	5/4/2032		28,000	25,047
HAT Holdings I LLC/HAT Holdings II LLC†	3.75%	9/15/2030		96,000	66,386
Kilroy Realty LP	4.75%	12/15/2028		45,000	40,463
Piedmont Operating Partnership LP	3.15%	8/15/2030		40,000	30,247
Weyerhaeuser Co.	6.875%	12/15/2033		40,000	41,578
Total					379,203

Retail 0.51%
Walmart, Inc.	1.80%	9/22/2031		122,000	96,600

Semiconductors 0.71%
Analog Devices, Inc.	2.95%	4/1/2025		63,000	60,301
Micron Technology, Inc.	2.703%	4/15/2032		34,000	24,950
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands)(a)	3.40%	5/1/2030		60,000	49,866
Total					135,117

Software 0.19%
Fiserv, Inc.	3.20%	7/1/2026		40,000	36,731

Sovereign 1.20%
European Union(b)	1.25%	2/4/2043	EUR	330,000	228,219

Telecommunications 2.18%
NTT Finance Corp. (Japan)†(a)	4.372%	7/27/2027		$200,000	192,000
Swisscom Finance BV(b)	0.375%	11/14/2028	EUR	100,000	83,274
Verizon Communications, Inc.	3.875%	2/8/2029		$55,000	50,038
Vmed O2 UK Financing I plc†(b)	4.50%	7/15/2031	GBP	100,000	89,502
Total					414,814

Transportation 2.74%
Central Japan Railway Co. (Japan)(a)	2.20%	10/2/2024		$200,000	188,561
Ferrovie dello Stato Italiane SpA(b)	0.375%	3/25/2028	EUR	100,000	79,416
Getlink SE(b)	3.50%	10/30/2025	EUR	100,000	94,525
Hamburger Hochbahn AG(b)	0.125%	2/24/2031	EUR	100,000	77,023
Ile-de-France Mobilites(b)	0.40%	5/28/2031	EUR	100,000	80,769
Total					520,294

Water 3.21%
Aegea Finance Sarl (Luxembourg)†(a)	6.75%	5/20/2029		$200,000	184,400
American Water Capital Corp.	2.80%	5/1/2030		75,000	62,651

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND October 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Water (continued)
Bazalgette Finance plc(b)	2.75%		3/10/2034	GBP	100,000	$88,508
Canal de Isabel II Gestion SA(b)	1.68%		2/26/2025	EUR	100,000	94,193
Essential Utilities, Inc.	2.40%		5/1/2031		$60,000	46,624
Suez SACA(b)	2.875%		5/24/2034	EUR	100,000	81,011
United Utilities plc (United Kingdom)(a)	6.875%		8/15/2028		$50,000	51,528
Total						608,915
Total Corporate Bonds (cost $15,464,645)						12,767,791

FLOATING RATE LOANS(c) 1.76%

Building & Construction 0.17%
Refficiency Holdings LLC 2021 Delayed Draw Term Loan(d)	3.75% - 7.50% (1 Mo. LIBOR + 3.75%	)#	12/16/2027		3,191	3,067
Refficiency Holdings LLC 2021 Term Loan	7.504% (1 Mo. LIBOR + 3.75%	)#	12/16/2027		16,307	15,675
Thermostat Purchaser III, Inc. Term Loan	7.57% (3 Mo. LIBOR + 4.50%	)#	8/31/2028		13,862	13,030
Total						31,772

Building Materials 0.09%
Zurn Holdings, Inc. 2021 Term Loan B	5.754% (1 Mo. LIBOR + 2.00%	)#	10/4/2028		16,912	16,793

Electric: Generation 0.30%
ExGen Renewables IV, LLC 2020 Term Loan	5.57% (3 Mo. LIBOR + 2.50%	)#	12/15/2027		29,519	29,295
TerraForm Power Operating, LLC 2022 Term Loan B	6.403% (3 Mo. SOFR + 2.75%	)#	5/21/2029		27,920	27,804
Total						57,099

Environmental 0.43%
Bingo Industries Ltd. Term Loan (Australia)(a)	7.174% (3 Mo. LIBOR + 3.50%	)#	7/14/2028		29,700	26,507
Denali Water Solutions Term Loan B	7.924% (3 Mo. LIBOR + 4.25%	)#	3/27/2028		36,320	30,146	(e)
EWT Holdings III Corp. 2021 Term Loan	6.313% (1 Mo. LIBOR + 2.50%	)#	4/1/2028		24,501	24,205
Total						80,858

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND October 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Integrated Energy 0.10%
Esdec Solar Group B.V. Term Loan B (Netherlands)(a)	8.92% (6 Mo. LIBOR + 4.75%	)#	8/30/2028		$19,616	$18,734

Machinery 0.26%
Array Technologies, Inc. Term Loan B	6.208% (3 Mo. LIBOR + 3.25%	)#	10/14/2027		53,161	50,237

Personal & Household Products 0.18%
AI Aqua Merger Sub, Inc. 2021 1st Lien Term Loan B	–	#(f)	7/31/2028		37,406	34,889

Support: Services 0.23%
Element Materials Technology Group US Holdings, Inc. 2022 USD Delayed Draw Term Loan(d)	–	(f)	7/6/2029		14,385	13,981
Element Materials Technology Group US Holdings, Inc. 2022 USD Term Loan	–	(f)	7/6/2029		31,167	30,290
Total						44,271
Total Floating Rate Loans (cost $352,319)						334,653

FOREIGN GOVERNMENT OBLIGATIONS 18.19%

Canada 0.86%
Province of Ontario Canada(b)	1.55%		11/1/2029	CAD	89,000	55,882
Province of Quebec Canada(b)	1.85%		2/13/2027	CAD	158,000	106,943
Total						162,825

Finland 0.46%
Nordic Investment Bank(b)	Zero Coupon		4/30/2027	EUR	100,000	87,545

France 1.41%
Action Logement Services(b)	0.50%		10/30/2034	EUR	200,000	143,950
French Republic Government Bond OAT†(b)	0.50%		6/25/2044	EUR	95,000	57,164
Societe Du Grand Paris EPIC(b)	0.30%		9/2/2036	EUR	100,000	65,872
Total						266,986

Germany 4.32%
Bundesrepublik Deutschland Bundesanleihe(b)	Zero Coupon		8/15/2030	EUR	394,000	332,900
Bundesrepublik Deutschland Bundesanleihe(b)	Zero Coupon		8/15/2031	EUR	370,000	305,400
Bundesrepublik Deutschland Bundesanleihe(b)	Zero Coupon		8/15/2050	EUR	242,258	132,621
Bundesrepublik Deutschland Bundesanleihe(b)	Zero Coupon		8/15/2052	EUR	93,000	48,876
Total						819,797

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND October 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Italy 0.14%
Italy Buoni Poliennali Del Tesoro†(b)	1.50%	4/30/2045	EUR	45,000	$26,529

Japan 1.82%
Japan Bank for International Cooperation (Japan)(a)	1.625%	1/20/2027		$200,000	176,332
Japan Finance Organization for Municipalities(b)	0.01%	2/2/2028	EUR	200,000	168,632
Total					344,964

Luxembourg 0.50%
European Investment Bank(b)	2.25%	3/15/2030	EUR	100,000	95,297

Netherlands 1.86%
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV(b)	3.00%	10/25/2027	EUR	200,000	197,719
Nederlandse Waterschapsbank NV (Netherlands)(a)	1.00%	5/28/2030		$200,000	156,495
Total					354,214

Norway 1.00%
Kommunalbanken AS (Norway)(a)	2.125%	2/11/2025		200,000	189,343

South Korea 2.02%
Industrial Bank of Korea (South Korea)†(a)	0.625%	9/17/2024		200,000	184,142
Korea Water Resources Corp. (South Korea)(a)	3.875%	5/15/2023		200,000	198,869
Total					383,011

Spain 0.97%
Adif Alta Velocidad(b)	0.55%	4/30/2030	EUR	100,000	81,524
Autonomous Community of Madrid Spain(b)	0.419%	4/30/2030	EUR	75,000	60,963
Spain Government Bond†(b)	1.00%	7/30/2042	EUR	66,000	42,031
Total					184,518

Sweden 2.83%
Kommuninvest I Sverige AB (Sweden)(a)	0.375%	6/19/2024		$200,000	186,442
Kommuninvest I Sverige AB (Sweden)†(a)	1.625%	4/24/2023		200,000	197,101
Sweden Government International Bond†(b)	0.125%	9/9/2030	SEK	1,000,000	76,996
Sweden Government International Bond(b)	0.125%	9/9/2030	SEK	1,000,000	76,996
Total					537,535
Total Foreign Government Obligations (cost $4,230,803)					3,452,564

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND October 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
MUNICIPAL BONDS 2.73%

Government Guaranteed 0.07%
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue	2.611%		7/1/2036	$20,000	$14,386

Revenue - Utilities - Other 0.21%
City of Corpus Christi TX Utility System Revenue	1.966%		7/15/2030	50,000	39,328

Sales Tax 0.30%
Dallas Area Rapid Transit A	2.534%		12/1/2036	80,000	56,461

Tax Revenue 0.09%
Regional Transportation District Sales Tax Revenue	2.337%		11/1/2036	25,000	17,161

Taxable Revenue - Water & Sewer 1.86%
City of Aurora CO Water Revenue	2.348%		8/1/2036	30,000	21,439
City of Dallas TX Waterworks & Sewer System Revenue	2.772%		10/1/2040	75,000	50,175
City of Los Angeles CA Wastewater System Revenue	5.713%		6/1/2039	50,000	50,791
City of Philadelphia PA Water & Wastewater Revenue	1.734%		11/1/2028	40,000	33,108
City of San Francisco CA Public Utilities Commission Water Revenue	6.00%		11/1/2040	100,000	103,162
New York City Municipal Water Finance Authority	5.75%		6/15/2041	50,000	51,242
San Diego County Water Authority	1.951%		5/1/2034	60,000	42,560
Total					352,477

Transportation 0.20%
Metropolitan Transportation Authority	5.175%		11/15/2049	45,000	37,817
Total Municipal Bonds (cost $712,729)					517,630

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.22%
JPMorgan Chase Commercial Mortgage Securities Trust 2021-1440 B†	5.162% (1 Mo. LIBOR + 1.75%	)#	3/15/2036	110,000	105,549
NYO Commercial Mortgage Trust 2021-1290 A†	4.508% (1 Mo. LIBOR + 1.10%	)#	11/15/2038	50,000	46,521
One Bryant Park Trust 2019-OBP A†	2.516%		9/15/2054	100,000	79,900
Total Non-Agency Commercial Mortgage-Backed Securities (cost $261,869)					231,970

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND October 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS 1.46%
U.S. Treasury Bond	2.875%	5/15/2052	$60,000	$46,585
U.S. Treasury Note	2.75%	8/15/2032	257,000	230,015
Total U.S. Treasury Obligations (cost $306,211)				276,600
Total Long-Term Investments (cost $21,706,486)				17,892,970

SHORT-TERM INVESTMENTS 4.53%

Repurchase Agreements 4.53%
Repurchase Agreement dated 10/31/2022, 1.300% due 11/1/2022 with Fixed Income Clearing Corp. collateralized by $898,900 of U.S. Treasury Note at 3.00% due 6/30/2024; value: $876,603; proceeds: $859,408 (cost $859,377)			859,377	859,377
Total Investments in Securities 98.79% (cost $22,565,863)				18,752,347
Less Unfunded Loan Commitments (0.08%) (cost $15,453)				(15,029)
Net Investments in Securities 98.71% (cost $22,550,410)				18,737,318
Other Assets and Liabilities – Net(g) 1.29%				244,682
Net Assets 100.00%				$18,982,000

AUD	Australian Dollar.
CAD	Canadian Dollar.
EUR	Euro.
GBP	British Pound.
SEK	Swedish Krona.
CMT	Constant Maturity Rate.
EUAMDB	EUR Mid-Market Swap Rate.
EURIBOR	Euro Interbank Offered Rate.
EUSA	Euro Swap Rate.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At October 31, 2022, the total value of Rule 144A securities was $4,750,639, which represents 25.03% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at October 31, 2022.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at October 31, 2022.
(d)	Security partially/fully unfunded.
(e)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(f)	Interest Rate to be determined.
(g)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CLIMATE FOCUSED BOND FUND October 31, 2022

Forward Foreign Currency Exchange Contracts at October 31, 2022:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Buy	Goldman Sachs	12/8/2022	12,000	$13,684	$13,777	$93
British pound	Buy	Morgan Stanley	12/8/2022	14,000	15,311	16,073	762
British pound	Buy	Morgan Stanley	12/8/2022	174,000	186,199	199,763	13,564
British pound	Buy	Morgan Stanley	12/8/2022	9,000	9,664	10,333	669
British pound	Buy	Morgan Stanley	12/8/2022	38,000	40,929	43,626	2,697
Euro	Buy	Bank of America	12/12/2022	24,000	23,623	23,793	170
Euro	Buy	Goldman Sachs	12/12/2022	80,000	77,237	79,310	2,073
Euro	Buy	Morgan Stanley	12/12/2022	86,000	83,339	85,258	1,919
Euro	Buy	Morgan Stanley	12/12/2022	173,000	168,692	171,507	2,815
Euro	Buy	State Street Bank and Trust	12/12/2022	136,000	131,440	134,826	3,386
Australian dollar	Sell	Toronto Dominion Bank	11/25/2022	104,000	71,867	66,567	5,300
British pound	Sell	Morgan Stanley	12/8/2022	756,000	871,797	867,934	3,863
British pound	Sell	Morgan Stanley	12/8/2022	16,000	18,552	18,369	183
Euro	Sell	Morgan Stanley	12/12/2022	88,000	88,918	87,241	1,677
Euro	Sell	Morgan Stanley	12/12/2022	189,000	190,853	187,369	3,484
Euro	Sell	State Street Bank and Trust	12/12/2022	5,260,000	5,289,719	5,214,614	75,105
Euro	Sell	State Street Bank and Trust	12/12/2022	73,000	73,284	72,370	914
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$118,674

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	Morgan Stanley	12/12/2022	89,000	$ 88,359	$ 88,232	$(127)
Euro	Buy	Toronto Dominion Bank	12/12/2022	71,000	71,436	70,387	(1,049)
Canadian dollar	Sell	Toronto Dominion Bank	1/20/2023	223,000	162,036	163,866	(1,830)
Euro	Sell	Morgan Stanley	12/12/2022	132,000	130,256	130,861	(605)
Euro	Sell	Morgan Stanley	12/12/2022	456,000	448,308	452,065	(3,757)
Euro	Sell	Morgan Stanley	12/12/2022	38,000	37,658	37,672	(14)
Euro	Sell	State Street Bank and Trust	12/12/2022	69,000	67,782	68,405	(623)
Euro	Sell	State Street Bank and Trust	12/12/2022	64,000	63,412	63,448	(36)
Swedish krona	Sell	Bank of America	1/23/2023	3,656,000	327,971	333,401	(5,430)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(13,471)

Futures Contracts at October 31, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Note	December 2022	7	Short	$(883,855)	$(811,891)	$71,964
U.S. 5-Year Treasury Note	December 2022	14	Short	(1,551,372)	(1,492,312)	59,060
U.S. Long Bond	December 2022	1	Short	(136,436)	(120,500)	15,936
Total Unrealized Appreciation on Futures Contracts						$146,960

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(concluded)

CLIMATE FOCUSED BOND FUND October 31, 2022

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Depreciation
Euro-Bobl	December 2022	2	Long	EUR	244,672	EUR	236,528	$(5,815)
Euro-Bund	December 2022	2	Long		288,673		273,627	(12,298)
Euro-Buxl	December 2022	2	Long		318,605		285,051	(30,521)
U.S. Ultra Treasury Bond	December 2022	3	Long		$449,429		$382,969	(66,460)
Total Unrealized Depreciation on Futures Contracts								$(115,094)

The following is a summary of the inputs used as of October 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$167,862	$–	$167,862
Convertible Bonds	–	143,900	–	143,900
Corporate Bonds	–	12,767,791	–	12,767,791
Floating Rate Loans
Environmental	–	50,712	30,146	80,858
Remaining Industries	–	253,795	–	253,795
Less Unfunded Commitments	–	(15,029)	–	(15,029)
Foreign Government Obligations	–	3,452,564	–	3,452,564
Municipal Bonds	–	517,630	–	517,630
Non-Agency Commercial Mortgage-Backed Securities	–	231,970	–	231,970
U.S. Treasury Obligations	–	276,600	–	276,600
Short-Term Investments
Repurchase Agreements	–	859,377	–	859,377
Total	$–	$18,707,172	$30,146	$18,737,318
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$118,674	$–	$118,674
Liabilities	–	(13,471)	–	(13,471)
Futures Contracts
Assets	146,960	–	–	146,960
Liabilities	(115,094)	–	–	(115,094)
Total	$31,866	$105,203	$–	$137,069

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuer and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three- tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

EMERGING MARKETS EQUITY FUND October 31, 2022

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 93.26%

COMMON STOCKS 92.20%

Australia 1.32%
Metals & Mining
BHP Group Ltd.	2,207	$53,013

Brazil 4.94%
Health Care Providers & Services 0.92%
Hapvida Participacoes e Investimentos SA†	24,564	37,092
Insurance 2.29%
BB Seguridade Participacoes SA	16,018	92,067
Internet & Direct Marketing Retail 0.79%
MercadoLibre, Inc.*	35	31,557
Oil, Gas & Consumable Fuels 0.94%
Petroleo Brasileiro SA ADR	2,936	37,640
Total Brazil		198,356

Canada 0.31%
Metals & Mining
Capstone Copper Corp.*	5,398	12,521

China 17.62%
Automobiles 1.45%
BYD Co. Ltd. Class H	2,594	58,114
Banks 2.06%
China Construction Bank Corp. Class H	87,867	46,630
Industrial & Commercial Bank of China Ltd. Class H	82,848	35,970
		82,600
Beverages 0.92%
Kweichow Moutai Co. Ltd. Class A	200	37,071
Electrical Equipment 0.80%
Contemporary Amperex Technology Co. Ltd. Class A	626	32,126
Investments	Shares	U.S. $ Fair Value
China (continued)
Electronic Equipment, Instruments & Components 0.43%
Sunny Optical Technology Group Co. Ltd.	1,981	$17,167
Entertainment 0.68%
NetEase, Inc.	2,455	27,239
Food & Staples Retailing 0.27%
China Tourism Group Duty Free Corp. Ltd. Class A	500	10,987
Gas Utilities 0.52%
ENN Energy Holdings Ltd.	2,116	21,037
Hotels, Restaurants & Leisure 0.29%
Yum China Holdings, Inc.	291	11,779
Interactive Media & Services 3.33%
Tencent Holdings Ltd.	5,088	133,696
Internet & Direct Marketing Retail 5.27%
Alibaba Group Holding Ltd.*	10,887	84,646
JD.com, Inc. Class A	2,357	42,922
Kanzhun Ltd. ADR*	892	9,750
Kuaishou Technology†*	1,300	5,369
Meituan Class B†*	3,166	50,689
Pinduoduo, Inc. ADR*	333	18,258
		211,634
Life Sciences Tools & Services 0.33%
WuXi AppTec Co. Ltd. Class H†	636	5,105
Wuxi Biologics Cayman, Inc.†*	1,840	8,279
		13,384
Real Estate Management & Development 0.57%
ESR Group Ltd.†	13,292	22,667
Textiles, Apparel & Luxury Goods 0.70%
ANTA Sports Products Ltd.	3,179	27,949
Total China		707,450

France 1.45%
Textiles, Apparel & Luxury Goods
LVMH Moet Hennessy Louis Vuitton SE	92	58,052

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS EQUITY FUND October 31, 2022

Investments	Shares	U.S. $ Fair Value
Germany 0.95%
Semiconductors & Semiconductor Equipment
Infineon Technologies AG	1,578	$38,291

Hong Kong 0.96%
Insurance
AIA Group Ltd.	5,095	38,594

India 22.35%
Auto Components 0.52%
Mahindra & Mahindra Ltd.	1,278	20,858
Automobiles 1.73%
Maruti Suzuki India Ltd.	603	69,520
Banks 5.05%
Axis Bank Ltd.	9,064	99,400
Federal Bank Ltd.	28,812	45,821
ICICI Bank Ltd. ADR	2,604	57,393
		202,614
Beverages 0.88%
United Spirits Ltd.*	3,263	35,350
Chemicals 0.97%
Asian Paints Ltd.	1,033	38,885
Electrical Equipment 0.79%
KPIT Technologies Ltd.	3,682	31,585
Health Care Providers & Services 1.14%
Apollo Hospitals Enterprise Ltd. 837		45,704
Hotels, Restaurants & Leisure 0.73%
Jubilant Foodworks Ltd.	3,996	29,478
Information Technology Services 1.80%
Infosys Ltd. ADR	3,859	72,279
Insurance 1.22%
ICICI Prudential Life Insurance Co. Ltd.†	8,006	49,167
Life Sciences Tools & Services 0.50%
Divi’s Laboratories Ltd.	456	19,891
Oil, Gas & Consumable Fuels 2.20%
Reliance Industries Ltd.	2,867	88,466
Personal Products 1.47%
Hindustan Unilever Ltd.	1,908	58,869
Investments	Shares	U.S. $ Fair Value
India (continued)
Pharmaceuticals 1.06%
Torrent Pharmaceuticals Ltd.	2,129	$42,480
Real Estate Management & Development 0.62%
Phoenix Mills Ltd. (The)	1,449	25,004
Wireless Telecommunication Services 1.67%
Bharti Airtel Ltd.	6,677	67,149
Total India		897,299

Indonesia 4.76%
Banks 1.53%
Bank Mandiri Persero Tbk PT	90,761	61,314
Diversified Telecommunication Services 1.28%
Telkom Indonesia Persero Tbk PT	183,039	51,406
Household Products 0.64%
Unilever Indonesia Tbk PT	86,170	25,636
Real Estate Management & Development 0.57%
Pakuwon Jati Tbk PT	816,656	22,945
Specialty Retail 0.74%
Mitra Adiperkasa Tbk PT*	387,396	29,929
Total Indonesia		191,230

Macau 0.78%
Hotels, Restaurants & Leisure
Galaxy Entertainment Group Ltd.	6,815	31,135

Mexico 6.80%
Banks 2.12%
Grupo Financiero Banorte SAB de CV Class O	10,482	85,203
Consumer Finance 0.77%
Gentera SAB de CV	29,933	30,759
Food & Staples Retailing 1.49%
Wal-Mart de Mexico SAB de CV	15,494	59,847

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

EMERGING MARKETS EQUITY FUND October 31, 2022

Investments	Shares	U.S. $ Fair Value
Mexico (continued)
Transportation Infrastructure 2.42%
Grupo Aeroportuario del Pacifico SAB de CV Class B	6,287	$97,385
Total Mexico		273,194

Netherlands 2.64%
Oil, Gas & Consumable Fuels
Shell plc	3,819	105,792

Peru 1.95%
Banks
Credicorp Ltd.	287	42,005
Intercorp Financial Services, Inc.	1,481	36,433
		78,438

Singapore 2.36%
Banks
United Overseas Bank Ltd.	4,825	94,661

South Africa 2.07%
Banks 0.84%
Absa Group Ltd.	3,120	33,881
Food & Staples Retailing 0.58%
Clicks Group Ltd.	1,385	23,468
Metals & Mining 0.65%
Anglo American plc	345	10,334
Sibanye Stillwater Ltd.	6,662	15,604
		25,938
Total South Africa		83,287

South Korea 11.84%
Aerospace & Defense 1.12%
LIG Nex1 Co. Ltd.	628	44,773
Chemicals 1.63%
LG Chem Ltd.	149	65,387
Electrical Equipment 1.17%
LG Energy Solution Ltd.*	127	46,992
Life Sciences Tools & Services 1.13%
Samsung Biologics Co. Ltd.†*	74	45,476
Semiconductors & Semiconductor Equipment 1.22%
SK Hynix, Inc.	848	49,092
Investments	Shares		U.S. $ Fair Value
South Korea (continued)
Technology Hardware, Storage & Peripherals 5.57%
Samsung Electronics Co. Ltd.		5,370	$223,498
Total South Korea			475,218

Taiwan 7.12%
Electrical Equipment 0.30%
Voltronic Power Technology Corp. 300			12,163
Electronic Equipment, Instruments & Components 1.29%
Delta Electronics, Inc.		6,500	51,719
Semiconductors & Semiconductor Equipment 5.53%
Taiwan Semiconductor Manufacturing Co. Ltd.	ADR	158	9,725
Taiwan Semiconductor Manufacturing Co. Ltd.		17,637	212,036
			221,761
Total Taiwan			285,643

United Arab Emirates 1.98%
Banks
Abu Dhabi Commercial Bank PJSC		30,824	79,346
Total Common Stocks (cost $4,316,629)			3,701,520

PREFERRED STOCKS 1.06%

Brazil 1.06%
Banks
Banco Bradesco SA (cost $42,215)		11,019	42,365
Total Long-Term Investments 93.26% (cost $4,358,844)			3,743,885
Other Assets and Liabilities – Net 6.74%			270,620
Net Assets 100.00%			$4,014,505

ADR	American Depositary Receipt.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At October 31, 2022, the total value of Rule 144A securities was $223,844, which represents 5.58% of net assets.
*	Non-income producing security.

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(concluded)

EMERGING MARKETS EQUITY FUND October 31, 2022

The following is a summary of the inputs used as of October 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Brazil	$198,356	$–	$–	$198,356
Canada	12,521	–	–	12,521
China	28,008	679,442	–	707,450
India	129,672	767,627	–	897,299
Indonesia	29,929	161,301	–	191,230
Mexico	273,194	–	–	273,194
Peru	78,438	–	–	78,438
South Africa	23,468	59,819	–	83,287
Taiwan	9,725	275,918	–	285,643
Remaining Countries	–	974,102	–	974,102
Preferred Stocks	42,365	–	–	42,365
Total	$825,676	$2,918,209	$–	$3,743,885

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuer and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three- tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

INTERNATIONAL GROWTH FUND October 31, 2022

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 92.42%

COMMON STOCKS 92.42%

Australia 1.80%
Metals & Mining 0.79%
BHP Group Ltd.	593	$14,244
Software 1.01%
WiseTech Global Ltd.	487	18,011
Total Australia		32,255

Brazil 1.06%
Internet & Direct Marketing Retail
MercadoLibre, Inc.*	21	18,934

Canada 3.97%
Banks 0.63%
Royal Bank of Canada	122	11,288
Information Technology Services 0.60%
Shopify, Inc. Class A*	315	10,782
Insurance 0.83%
Intact Financial Corp.	98	14,891
Oil, Gas & Consumable Fuels 0.62%
Pembina Pipeline Corp.	338	11,160
Transportation Infrastructure 1.29%
Canadian Pacific Railway Ltd.	310	23,110
Total Canada		71,231

China 3.71%
Automobiles 0.79%
BYD Co. Ltd. Class H	635	14,226
Interactive Media & Services 1.68%
Tencent Holdings Ltd.	1,146	30,113
Internet & Direct Marketing Retail 1.24%
Alibaba Group Holding Ltd.*	1,134	8,817
JD.com, Inc. Class A	731	13,312
		22,129
Total China		66,468
Investments	Shares	U.S. $ Fair Value
Denmark 4.88%
Biotechnology 1.20%
Genmab A/S*	56	$21,572
Pharmaceuticals 3.68%
Novo Nordisk A/S Class B	606	65,891
Total Denmark		87,463

Egypt 0.66%
Oil, Gas & Consumable Fuels
Energean PLC	720	11,816

France 14.27%
Aerospace & Defense 1.67%
Airbus SE	139	15,041
Thales SA	118	15,007
		30,048
Beverages 1.30%
Pernod Ricard SA	133	23,343
Chemicals 1.47%
Air Liquide SA	202	26,424
Information Technology Services 1.10%
Capgemini SE	120	19,667
Personal Products 1.84%
L’Oreal SA	105	32,970
Professional Services 1.05%
Teleperformance	70	18,755
Software 1.06%
Dassault Systemes SE	567	19,005
Textiles, Apparel & Luxury Goods 4.78%
Hermes International	19	24,593
LVMH Moet Hennessy Louis Vuitton SE	97	61,207
		85,800
Total France		256,012

Germany 2.45%
Chemicals 1.17%
Symrise AG	205	20,925

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

INTERNATIONAL GROWTH FUND October 31, 2022

Investments	Shares	U.S. $ Fair Value
Germany (continued)
Semiconductors & Semiconductor Equipment 1.28%
Aixtron SE	398	$9,780
Infineon Technologies AG	546	13,249
		23,029
Total Germany		43,954

Hong Kong 1.21%
Insurance
AIA Group Ltd.	2,866	21,709

India 8.29%
Automobiles 0.87%
Maruti Suzuki India Ltd.	135	15,564
Banks 2.82%
Axis Bank Ltd.	1,509	16,548
ICICI Bank Ltd. ADR	1,545	34,052
		50,600
Chemicals 0.96%
Asian Paints Ltd.	458	17,241
Oil, Gas & Consumable Fuels 1.16%
Reliance Industries Ltd.	674	20,797
Personal Products 0.89%
Hindustan Unilever Ltd.	521	16,075
Wireless Telecommunication Services 1.59%
Bharti Airtel Ltd.	2,835	28,511
Total India		148,788

Indonesia 0.96%
Banks
Bank Rakyat Indonesia Persero Tbk PT	57,943	17,286

Ireland 0.53%
Banks
Bank of Ireland Group plc	1,311	9,440
Investments	Shares	U.S. $ Fair Value
Japan 11.96%
Building Products 0.69%
Daikin Industries Ltd.	83	$12,432
Electrical Equipment 0.80%
Fuji Electric Co. Ltd.	372	14,383
Electronic Equipment, Instruments & Components 1.85%
Keyence Corp.	88	33,182
Health Care Equipment & Supplies 0.99%
Hoya Corp.	190	17,663
Household Durables 1.40%
Sony Group Corp.	371	25,018
Information Technology Services 0.84%
Obic Co. Ltd.	100	15,006
Machinery 0.61%
Ebara Corp.	339	11,015
Pharmaceuticals 2.31%
Daiichi Sankyo Co. Ltd.	1,295	41,454
Semiconductors & Semiconductor Equipment 0.57%
Lasertec Corp.	73	10,257
Specialty Retail 0.96%
Fast Retailing Co. Ltd.	31	17,272
Trading Companies & Distributors 0.94%
ITOCHU Corp.	654	16,902
Total Japan		214,584

Netherlands 3.57%
Information Technology Services 0.95%
Adyen NV†*	12	17,131
Semiconductors & Semiconductor Equipment 2.62%
ASML Holding NV	100	46,909
Total Netherlands		64,040

Norway 0.86%
Oil, Gas & Consumable Fuels
Equinor ASA	423	15,411

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL GROWTH FUND October 31, 2022

Investments	Shares	U.S. $ Fair Value
Singapore 1.32%
Banks
DBS Group Holdings Ltd.	979	$23,669

South Korea 1.27%
Electrical Equipment 0.50%
LG Energy Solution Ltd.*	24	8,880
Technology Hardware, Storage & Peripherals 0.77%
Samsung Electronics Co. Ltd.	334	13,901
Total South Korea		22,781

Spain 1.46%
Banks 0.65%
CaixaBank SA	3,523	11,683
Textiles, Apparel & Luxury Goods 0.81%
Industria de Diseno Textil SA	636	14,436
Total Spain		26,119

Sweden 3.85%
Building Products 0.87%
Nibe Industrier AB B Shares	1,956	15,603
Electronic Equipment, Instruments & Components 1.04%
Hexagon AB B Shares	1,897	18,754
Machinery 1.94%
Atlas Copco AB A Shares	1,987	21,208
Epiroc AB Class A	884	13,532
		34,740
Total Sweden		69,097

Switzerland 3.76%
Chemicals 1.06%
Sika AG Registered Shares	84	18,940
Health Care Equipment & Supplies 0.79%
Alcon, Inc.	234	14,247
Investments	Shares	U.S. $ Fair Value
Switzerland (continued)
Life Sciences Tools & Services 0.72%
Lonza Group AG Registered Shares	25	$12,869
Textiles, Apparel & Luxury Goods 1.19%
Cie Financiere Richemont SA Class A	219	21,404
Total Switzerland		67,460

Taiwan 3.01%
Electrical Equipment 0.31%
Voltronic Power Technology Corp.	138	5,595
Semiconductors & Semiconductor Equipment 2.70%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	300	18,465
Taiwan Semiconductor Manufacturing Co. Ltd.	2,494	29,983
		48,448
Total Taiwan		54,043

United Kingdom 7.28%
Beverages 2.17%
Diageo plc	948	39,013
Capital Markets 0.97%
London Stock Exchange Group plc	201	17,423
Commercial Services & Supplies 0.96%
Rentokil Initial PLC	2,755	17,191
Communications Equipment 0.51%
Spirent Communications PLC	3,064	9,095
Personal Products 0.68%
Unilever plc	270	12,273
Pharmaceuticals 1.99%
AstraZeneca plc	304	35,669
Total United Kingdom		130,664

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL GROWTH FUND October 31, 2022

Investments	Shares	U.S. $ Fair Value
United States 10.29%
Electrical Equipment 2.19%
Schneider Electric SE	311	$39,328
Food Products 2.94%
Nestle SA Registered Shares	484	52,688
Information Technology Services 0.74%
EPAM Systems, Inc.*	38	13,300
Pharmaceuticals 2.93%
Eli Lilly & Co.	45	16,294
Roche Holding AG	109	36,166
		52,460
Software 0.70%
Atlassian Corp. Class A	62	12,569
Investments	Shares	U.S. $ Fair Value
United States (continued)
Textiles, Apparel & Luxury Goods 0.79%
Lululemon Athletica, Inc.*	43	$14,149
Total United States		184,494
Total Investments in Securities 92.42% (cost $1,935,489)		1,657,718
Other Assets and Liabilities – Net 7.58%		135,874
Net Assets 100.00%		$1,793,592
ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At October 31, 2022, the total value of Rule 144A securities was $17,131, which represents 0.96% of net assets.

The following is a summary of the inputs used as of October 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Brazil	$18,934	$–	$–	$18,934
Canada	71,231	–	–	71,231
Egypt	11,816	–	–	11,816
India	34,052	114,736	–	148,788
Taiwan	18,465	35,578	–	54,043
United States	56,312	128,182	–	184,494
Remaining Countries	–	1,168,412	–	1,168,412
Total	$210,810	$1,446,908	$–	$1,657,718

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuer and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three- tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

SHORT DURATION HIGH YIELD FUND October 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 87.67%

ASSET-BACKED SECURITIES 3.20%

Other
Bain Capital Credit CLO Ltd. 2020-5A B1	5.793% (3 Mo. LIBOR + 1.55%	)#	1/20/2032	$250,000	$236,442
Barings CLO Ltd. 2019-3A BR†	5.843% (3 Mo. LIBOR + 1.60%	)#	4/20/2031	250,000	237,352
Burnham Park CLO Ltd. BR†	5.743% (3 Mo. LIBOR + 1.50%	)#	10/20/2029	250,000	236,439
Carlyle US CLO Ltd. 2019-3A CR†	7.443% (3 Mo. LIBOR + 3.20%	)#	10/20/2032	250,000	222,273
CIFC Funding Ltd. 2011-4A B†	5.659% (3 Mo. LIBOR + 1.58%	)#	7/15/2033	250,000	236,871
CIFC Funding Ltd. 2013-4A DRR†	7.158% (3 Mo. LIBOR + 2.80%	)#	4/27/2031	250,000	214,789
Harbor Park CLO Ltd. 2018-1A B1†	5.943% (3 Mo. LIBOR + 1.70%	)#	1/20/2031	250,000	236,408
Niagara Park Clo Ltd. 2019-1A BR†	5.679% (3 Mo. LIBOR + 1.60%	)#	7/17/2032	250,000	235,802
Total Asset-Backed Securities (cost $1,913,012)					1,856,376

CONVERTIBLE BONDS 0.75%

Biotechnology 0.15%
Apellis Pharmaceuticals, Inc.	3.50%		9/15/2026	29,000	51,258
Guardant Health, Inc.	Zero Coupon		11/15/2027	50,000	35,595
Total					86,853

Computers 0.07%
Parsons Corp.	0.25%		8/15/2025	37,000	42,550

Internet 0.06%
World Wrestling Entertainment, Inc.	3.375%		12/15/2023	10,000	31,780

Media 0.08%
Liberty Media Corp.-Liberty Formula One†	2.25%		8/15/2027	52,000	48,074

Oil & Gas 0.17%
Pioneer Natural Resources Co.	0.25%		5/15/2025	38,000	97,679

REITS 0.22%
Starwood Property Trust, Inc.	4.375%		4/1/2023	125,000	124,687
Total Convertible Bonds (cost $433,445)					431,623

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
CORPORATE BONDS 77.80%

Advertising 0.03%
National CineMedia LLC†	5.875%	4/15/2028		$40,000	$16,136

Aerospace/Defense 3.11%
Bombardier, Inc. (Canada)†(a)	6.00%	2/15/2028		105,000	93,647
Bombardier, Inc. (Canada)†(a)	7.875%	4/15/2027		440,000	418,689
BWX Technologies, Inc.†	4.125%	4/15/2029		100,000	86,605
Hexcel Corp.	4.20%	2/15/2027		125,000	113,958
Howmet Aerospace, Inc.	6.875%	5/1/2025		145,000	148,467
Rolls-Royce PLC(b)	0.875%	5/9/2024	EUR	100,000	92,835
Spirit AeroSystems, Inc.†	5.50%	1/15/2025		$35,000	33,823
TransDigm, Inc.	5.50%	11/15/2027		892,000	815,145
Total					1,803,169

Agriculture 1.28%
BAT Capital Corp.	3.557%	8/15/2027		125,000	108,923
Darling Ingredients, Inc.†	5.25%	4/15/2027		95,000	91,342
Imperial Brands Finance plc (United Kingdom)†(a)	6.125%	7/27/2027		200,000	193,166
Kernel Holding SA (Ukraine)†(a)	6.50%	10/17/2024		200,000	67,178
MHP SE (Ukraine)†(a)	7.75%	5/10/2024		200,000	96,340
Viterra Finance BV (Netherlands)†(a)	4.90%	4/21/2027		200,000	182,974
Total					739,923

Airlines 3.31%
Air Canada (Canada)†(a)	3.875%	8/15/2026		248,000	219,801
Allegiant Travel Co.†	7.25%	8/15/2027		127,000	119,584
American Airlines Group, Inc.†	3.75%	3/1/2025		63,000	55,514
American Airlines, Inc.†	11.75%	7/15/2025		304,000	332,882
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.50%	4/20/2026		236,000	225,128
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.75%	4/20/2029		100,000	91,179
Delta Air Lines, Inc.	4.375%	4/19/2028		315,000	281,435
Delta Air Lines, Inc.†	7.00%	5/1/2025		30,000	30,426
Hawaiian Airlines 2013-1 Class A Pass Through Certificates	3.90%	7/15/2027		64,661	53,722
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	5.75%	1/20/2026		126,817	117,074
United Airlines, Inc.†	4.375%	4/15/2026		425,000	388,670
Total					1,915,415

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2022

Investments	Interest Rate		Maturity Date		Principal Amount		Fair Value
Apparel 0.16%
William Carter Co. (The)†	5.625%		3/15/2027			$100,000	$95,208

Auto Manufacturers 2.86%
Allison Transmission, Inc.†	4.75%		10/1/2027			115,000	106,066
Ford Motor Co.	4.346%		12/8/2026			405,000	377,432
Ford Motor Co.	6.625%		10/1/2028			360,000	355,604
Ford Motor Credit Co. LLC(b)	3.25%		9/15/2025		EUR	550,000	511,647
Ford Motor Credit Co. LLC	3.815%		11/2/2027			$200,000	172,256
JB Poindexter & Co., Inc.†	7.125%		4/15/2026			139,000	132,698
Total							1,655,703

Auto Parts & Equipment 0.45%
American Axle & Manufacturing, Inc.	6.50%		4/1/2027			85,000	78,323
Clarios Global LP†	6.75%		5/15/2025			45,000	45,096
Titan International, Inc.	7.00%		4/30/2028			147,000	137,616
Total							261,035

Banks 0.90%
Citigroup, Inc.	3.875% (5 Yr. Treasury CMT + 3.42%	)#	–	(c)		80,000	65,880
Fifth Third Bancorp	6.361%# (SOFR + 2.19)%		10/27/2028			22,000	22,110
Goldman Sachs Group, Inc. (The)	2.64% (SOFR + 1.11%	)#	2/24/2028			70,000	60,553
Goldman Sachs Group, Inc. (The)	3.65% (5 Yr. Treasury CMT + 2.92%	)#	–	(c)		165,000	125,800
JPMorgan Chase & Co.	4.00% (SOFR + 2.75%	)#	–	(c)		155,000	129,425
Morgan Stanley	5.30% (3 Mo. LIBOR + 3.16%	)#	–	(c)		48,000	46,292
Morgan Stanley	6.138% (SOFR + 1.7%	)#	10/16/2026			50,000	50,182
Texas Capital Bancshares, Inc.	4.00% (5 Yr. Treasury CMT + 3.15%	)#	5/6/2031			25,000	21,668
Total							521,910

Beverages 0.16%
Molson Coors Beverage Co.(b)	1.25%		7/15/2024		EUR	100,000	94,548

Biotechnology 0.23%
CDW LLC/CDW Finance Corp.	4.25%		4/1/2028			$150,000	132,514

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Building Materials 0.59%
Eco Material Technologies, Inc.†	7.875%	1/31/2027		$125,000	$117,004
Griffon Corp.	5.75%	3/1/2028		100,000	91,873
SRM Escrow Issuer LLC†	6.00%	11/1/2028		16,000	13,485
Standard Industries, Inc.†	5.00%	2/15/2027		130,000	117,833
Total					340,195

Chemicals 1.18%
ASP Unifrax Holdings, Inc.†	5.25%	9/30/2028		45,000	35,895
Celanese US Holdings LLC	5.90%	7/5/2024		160,000	157,262
CF Industries, Inc.†	4.50%	12/1/2026		35,000	33,175
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%	6/15/2028		110,000	99,674
Ingevity Corp.†	3.875%	11/1/2028		40,000	33,823
Iris Holding, Inc.†	10.00%	12/15/2028		105,000	89,775
Kobe US Midco 2, Inc. PIK 10.0%†	9.25%	11/1/2026		95,000	73,625
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025		120,000	103,055
SCIH Salt Holdings, Inc.†	4.875%	5/1/2028		65,000	56,570
Total					682,854

Coal 0.75%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.†	7.50%	5/1/2025		200,000	196,481
CONSOL Energy, Inc.†	11.00%	11/15/2025		60,000	61,215
Coronado Finance Pty Ltd. (Australia)†(a)	10.75%	5/15/2026		71,000	74,033
SunCoke Energy, Inc.†	4.875%	6/30/2029		65,000	53,398
Warrior Met Coal, Inc.†	7.875%	12/1/2028		47,000	46,411
Total					431,538

Commercial Services 4.64%
AA Bond Co. Ltd.(b)	6.50%	1/31/2026	GBP	100,000	93,980
Ahern Rentals, Inc.†	7.375%	5/15/2023		$24,000	16,908
Alta Equipment Group, Inc.†	5.625%	4/15/2026		213,000	184,298
AMN Healthcare, Inc.†	4.625%	10/1/2027		125,000	117,139
Ashtead Capital, Inc.†	4.375%	8/15/2027		200,000	181,043
Block, Inc.	2.75%	6/1/2026		205,000	183,313
Herc Holdings, Inc.†	5.50%	7/15/2027		174,000	164,914
Hertz Corp. (The)	5.50%	10/15/2024		22,000	275
Hertz Corp. (The)	6.25%	10/15/2022		2,000	25
IPD 3 BV(b)	5.50%	12/1/2025	EUR	100,000	90,956
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc.†	5.00%	2/1/2026		$98,000	85,896

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Commercial Services (continued)
NESCO Holdings II, Inc.†	5.50%	4/15/2029		$165,000	$145,024
PeopleCert Wisdom Issuer plc†(b)	5.75%	9/15/2026	EUR	100,000	89,713
Prime Security Services Borrower LLC/Prime Finance, Inc.†	3.375%	8/31/2027		$140,000	121,481
Prime Security Services Borrower LLC/Prime Finance, Inc.†	5.75%	4/15/2026		270,000	263,296
Sabre GLBL, Inc.†	7.375%	9/1/2025		14,000	13,174
Sabre GLBL, Inc.†	9.25%	4/15/2025		33,000	32,034
Service Corp International	4.625%	12/15/2027		169,000	156,824
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.†	4.625%	11/1/2026		173,000	159,753
Techem Verwaltungsgesellschaft 675 mbH(b)	2.00%	7/15/2025	EUR	125,000	114,469
United Rentals North America, Inc.	4.875%	1/15/2028		$207,000	192,854
Verscend Escrow Corp.†	9.75%	8/15/2026		100,000	100,415
WASH Multifamily Acquisition, Inc.†	5.75%	4/15/2026		122,000	113,950
Williams Scotsman International, Inc.†	4.625%	8/15/2028		75,000	67,853
Total					2,689,587

Computers 0.43%
Booz Allen Hamilton, Inc.†	3.875%	9/1/2028		103,000	90,939
Booz Allen Hamilton, Inc.†	4.00%	7/1/2029		26,000	22,762
NCR Corp.†	5.00%	10/1/2028		50,000	42,134
Science Applications International Corp.†	4.875%	4/1/2028		100,000	91,195
Total					247,030

Cosmetics/Personal Care 0.22%
Coty, Inc.†	5.00%	4/15/2026		137,000	128,769

Distribution/Wholesale 0.59%
American Builders & Contractors Supply Co., Inc.†	4.00%	1/15/2028		141,000	124,692
BCPE Empire Holdings, Inc.†	7.625%	5/1/2027		83,000	76,013
H&E Equipment Services, Inc.†	3.875%	12/15/2028		165,000	139,629
Total					340,334

Diversified Financial Services 2.96%
Advisor Group Holdings, Inc.†	10.75%	8/1/2027		120,000	118,456
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(a)	4.625%	10/15/2027		300,000	269,987
AG Issuer LLC†	6.25%	3/1/2028		50,000	46,596
AG TTMT Escrow Issuer LLC†	8.625%	9/30/2027		109,000	109,555
Air Lease Corp.	2.875%	1/15/2026		125,000	111,206

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2022

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Diversified Financial Services (continued)
Avolon Holdings Funding Ltd. (Ireland)†(a)	5.50%		1/15/2026		$150,000	$137,939
Bread Financial Holdings, Inc.†	4.75%		12/15/2024		82,000	71,780
Bread Financial Holdings, Inc.†	7.00%		1/15/2026		50,000	43,174
Jefferson Capital Holdings LLC†	6.00%		8/15/2026		198,000	165,132
LFS Topco LLC†	5.875%		10/15/2026		50,000	39,181
Navient Corp.	5.875%		10/25/2024		145,000	140,418
Navient Corp.	6.75%		6/25/2025		55,000	52,720
OneMain Finance Corp.	3.50%		1/15/2027		160,000	131,519
PennyMac Financial Services, Inc.†	5.375%		10/15/2025		50,000	45,366
Radian Group, Inc.	4.875%		3/15/2027		65,000	57,599
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.†	2.875%		10/15/2026		85,000	71,163
VistaJet Malta Finance PLC/XO Management Holding, Inc. (Malta)†(a)	7.875%		5/1/2027		114,000	102,936
Total						1,714,727

Electric 3.55%
AES Corp. (The)†	3.30%		7/15/2025		135,000	124,514
Calpine Corp.†	5.125%		3/15/2028		130,000	115,544
Calpine Corp.†	5.25%		6/1/2026		145,000	137,827
DPL, Inc.	4.35%		4/15/2029		95,000	81,359
Elwood Energy LLC	8.159%		7/5/2026		13,364	13,209
FirstEnergy Corp.	4.40%		7/15/2027		32,000	30,105
Greenko Investment Co. (India)†(a)	4.875%		8/16/2023		200,000	191,680
Leeward Renewable Energy Operations LLC†	4.25%		7/1/2029		196,000	159,047
NextEra Energy Operating Partners LP†	3.875%		10/15/2026		35,000	32,503
NextEra Energy Operating Partners LP†	4.50%		9/15/2027		220,000	204,924
NRG Energy, Inc.†	2.45%		12/2/2027		150,000	123,376
Pacific Gas and Electric Co.	3.15%		1/1/2026		35,000	31,555
Pacific Gas and Electric Co.	5.45%		6/15/2027		100,000	94,369
Pike Corp.†	5.50%		9/1/2028		151,000	129,294
Talen Energy Supply LLC(d)	6.50%		6/1/2025		111,000	94,261
Vistra Corp.†	7.00% (5 Yr. Treasury CMT + 5.74%	)#	–	(c)	59,000	52,325
Vistra Corp.†	8.00% (5 Yr. Treasury CMT + 6.93%	)#	–	(c)	35,000	33,335
Vistra Operations Co. LLC†	3.70%		1/30/2027		85,000	76,072
Vistra Operations Co. LLC†	4.875%		5/13/2024		35,000	34,108

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Electric (continued)
Vistra Operations Co. LLC†	5.50%	9/1/2026		$225,000	$216,546
Vistra Operations Co. LLC†	5.625%	2/15/2027		82,000	78,294
Total					2,054,247

Electrical Components & Equipment 0.17%
EnerSys†	4.375%	12/15/2027		110,000	96,755

Electronics 0.25%
Imola Merger Corp.†	4.75%	5/15/2029		31,000	26,782
Sensata Technologies BV†	5.00%	10/1/2025		120,000	116,539
Total					143,321

Energy-Alternate Sources 1.19%
Cullinan Holdco Scsp†(b)	4.625%	10/15/2026	EUR	100,000	82,460
Enviva Partners LP/Enviva Partners Finance Corp.†	6.50%	1/15/2026		$169,000	162,516
Sunnova Energy Corp.†	5.875%	9/1/2026		263,000	231,849
TerraForm Power Operating LLC†	5.00%	1/31/2028		195,000	181,091
YPF Energia Electrica SA (Argentina)†(a)	10.00%	7/25/2026		42,000	33,461
Total					691,377

Engineering & Construction 0.68%
AECOM	5.125%	3/15/2027		174,000	165,156
Cellnex Telecom SA(b)	1.00%	4/20/2027	EUR	100,000	82,497
Fluor Corp.	4.25%	9/15/2028		$100,000	87,393
Weekley Homes LLC/Weekley Finance Corp.†	4.875%	9/15/2028		70,000	56,493
Total					391,539

Entertainment 3.25%
AMC Entertainment Holdings, Inc.†	10.00%	6/15/2026		125,000	64,595
Banijay Entertainment SASU(b)	3.50%	3/1/2025	EUR	100,000	93,296
Boyne USA, Inc.†	4.75%	5/15/2029		$89,000	78,072
Caesars Entertainment, Inc.†	6.25%	7/1/2025		284,000	277,538
Caesars Entertainment, Inc.†	8.125%	7/1/2027		130,000	126,653
Caesars Resort Collection LLC/CRC Finco, Inc.†	5.75%	7/1/2025		61,000	59,666
Churchill Downs, Inc.†	5.50%	4/1/2027		205,000	196,387
Cinemark USA, Inc.†	5.25%	7/15/2028		50,000	38,080
Cinemark USA, Inc.†	5.875%	3/15/2026		35,000	29,517
Inter Media and Communication SpA(b)	6.75%	2/9/2027	EUR	100,000	93,342
International Game Technology PLC(b)	3.50%	6/15/2026	EUR	100,000	93,836
Juventus Football Club SpA(b)	3.375%	2/19/2024	EUR	100,000	96,085

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Entertainment (continued)
Live Nation Entertainment, Inc.†	4.75%	10/15/2027		$180,000	$160,418
Live Nation Entertainment, Inc.†	6.50%	5/15/2027		40,000	39,857
Mohegan Gaming & Entertainment†	8.00%	2/1/2026		171,000	144,566
Penn Entertainment, Inc.†	5.625%	1/15/2027		75,000	68,307
Pinewood Finance Co. Ltd.†(b)	3.625%	11/15/2027	GBP	100,000	95,071
Warnermedia Holdings, Inc.†	3.638%	3/15/2025		$111,000	104,720
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.†	7.75%	4/15/2025		25,000	24,413
Total					1,884,419

Environmental Control 0.78%
Clean Harbors, Inc.†	4.875%	7/15/2027		130,000	122,531
GFL Environmental, Inc. (Canada)†(a)	5.125%	12/15/2026		202,000	192,595
Madison IAQ LLC†	4.125%	6/30/2028		100,000	82,977
Waste Pro USA, Inc.†	5.50%	2/15/2026		61,000	56,531
Total					454,634

Food 2.23%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.25%	3/15/2026		179,000	161,093
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.625%	1/15/2027		250,000	232,089
B&G Foods, Inc.	5.25%	4/1/2025		50,000	45,565
Chobani LLC/hobani Finance Corp., Inc.†	4.625%	11/15/2028		100,000	86,986
Darling Global Finance BV(b)	3.625%	5/15/2026	EUR	100,000	94,864
Lamb Weston Holdings, Inc.†	4.875%	5/15/2028		$135,000	125,695
Nathan’s Famous, Inc.†	6.625%	11/1/2025		18,000	17,963
Performance Food Group, Inc.†	5.50%	10/15/2027		210,000	199,050
Post Holdings, Inc.†	5.625%	1/15/2028		107,000	100,173
Post Holdings, Inc.†	5.75%	3/1/2027		105,000	101,675
SEG Holding LLC/SEG Finance Corp.†	5.625%	10/15/2028		135,000	125,173
Total					1,290,326

Food Service 0.38%
Aramark Services, Inc.†	6.375%	5/1/2025		223,000	220,979

Forest Products & Paper 0.19%
Mercer International, Inc. (Canada)(a)	5.50%	1/15/2026		120,000	112,640

Gas 0.10%
National Fuel Gas Co.	5.50%	1/15/2026		60,000	58,783

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Health Care-Services 3.28%
Acadia Healthcare Co., Inc.†	5.50%		7/1/2028		$130,000	$120,788
Air Methods Corp.†	8.00%		5/15/2025		70,000	36,581
Centene Corp.	2.45%		7/15/2028		90,000	74,161
Centene Corp.	4.25%		12/15/2027		115,000	106,262
CHS/Community Health Systems, Inc.†	5.625%		3/15/2027		155,000	123,829
Global Medical Response, Inc.†	6.50%		10/1/2025		52,000	41,458
Hadrian Merger Sub, Inc.†	8.50%		5/1/2026		91,000	83,075
HCA, Inc.	5.375%		9/1/2026		220,000	214,156
Legacy LifePoint Health LLC†	6.75%		4/15/2025		100,000	88,726
ModivCare, Inc.†	5.875%		11/15/2025		79,000	75,162
Molina Healthcare, Inc.†	4.375%		6/15/2028		129,000	115,897
Select Medical Corp.†	6.25%		8/15/2026		117,000	111,712
Tenet Healthcare Corp.†	4.875%		1/1/2026		245,000	231,993
Tenet Healthcare Corp.†	6.125%		10/1/2028		160,000	138,740
Tenet Healthcare Corp.†	6.25%		2/1/2027		150,000	143,427
US Acute Care Solutions LLC†	6.375%		3/1/2026		215,000	195,458
Total						1,901,425

Home Builders 0.68%
Forestar Group, Inc.†	3.85%		5/15/2026		151,000	128,782
M/I Homes, Inc.	4.95%		2/1/2028		55,000	47,272
Meritage Homes Corp.	5.125%		6/6/2027		25,000	22,420
Taylor Morrison Communities, Inc.†	5.875%		6/15/2027		60,000	56,343
Tri Pointe Homes, Inc.	5.25%		6/1/2027		160,000	137,848
Total						392,665

Insurance 1.48%
Acrisure LLC/Acrisure Finance, Inc.†	7.00%		11/15/2025		150,000	141,319
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	4.25%		10/15/2027		125,000	112,820
Global Atlantic Fin Co.†	4.70% (5 Yr. Treasury CMT + 3.80%	)#	10/15/2051		85,000	62,850
GTCR AP Finance, Inc.†	8.00%		5/15/2027		50,000	47,710
HUB International Ltd.†	7.00%		5/1/2026		150,000	148,402
Jackson Financial, Inc.	5.17%		6/8/2027		125,000	119,533
Liberty Mutual Group, Inc.(b)	3.625% (5 Yr. EUSA + 3.70%	)#	5/23/2059	EUR	100,000	84,175
Liberty Mutual Group, Inc.†	4.125% (5 Yr. Treasury CMT + 3.32%	)#	12/15/2051		$60,000	45,081

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Insurance (continued)
Prudential Financial, Inc.	5.375% (3 Mo. LIBOR + 3.03%	)#	5/15/2045		$100,000	$93,797
Total						855,687

Internet 0.95%
Cablevision Lightpath LLC†	3.875%		9/15/2027		200,000	170,311
Cogent Communications Group, Inc.†	3.50%		5/1/2026		45,000	40,681
Go Daddy Operating Co. LLC/GD Finance Co., Inc.†	5.25%		12/1/2027		122,000	114,450
Netflix, Inc.(b)	3.625%		5/15/2027	EUR	100,000	96,437
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.†	4.75%		4/30/2027		$110,000	99,031
NortonLifeLock, Inc.†	6.75%		9/30/2027		31,000	30,603
Total						551,513

Investment Companies 0.29%
Huarong Finance II Co. Ltd. (Hong Kong)(a)	5.50%		1/16/2025		200,000	169,750

Iron-Steel 0.05%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(a)	8.75%		7/15/2026		16,000	14,574
United States Steel Corp.	6.875%		3/1/2029		17,000	15,625
Total						30,199

Leisure Time 0.60%
Life Time, Inc.†	5.75%		1/15/2026		129,000	120,300
Lindblad Expeditions LLC†	6.75%		2/15/2027		152,000	135,441
Pinnacle Bidco plc(b)	5.50%		2/15/2025	EUR	100,000	89,799
Total						345,540

Lodging 2.42%
Boyd Gaming Corp.	4.75%		12/1/2027		$175,000	161,672
Full House Resorts, Inc.†	8.25%		2/15/2028		51,000	44,445
Genting New York LLC/GENNY Capital, Inc.†	3.30%		2/15/2026		200,000	175,479
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	4.875%		4/1/2027		30,000	28,571
Las Vegas Sands Corp.	3.50%		8/18/2026		110,000	96,166
Marriott Ownership Resorts, Inc.	4.75%		1/15/2028		125,000	108,078
MGM China Holdings Ltd. (Macao)†(a)	5.875%		5/15/2026		200,000	153,897
MGM Resorts International	4.75%		10/15/2028		95,000	82,586
MGM Resorts International	5.50%		4/15/2027		181,000	167,162
Travel and Leisure Co.†	6.625%		7/31/2026		79,000	77,073

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Lodging (continued)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%	5/15/2027		$270,000	$235,379
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%	3/1/2025		77,000	72,997
Total					1,403,505

Machinery-Diversified 0.87%
ATS Automation Tooling Systems, Inc. (Canada)†(a)	4.125%	12/15/2028		143,000	122,459
Granite US Holdings Corp.†	11.00%	10/1/2027		146,000	136,726
nVent Finance Sarl (Luxembourg)(a)	4.55%	4/15/2028		125,000	111,783
TK Elevator Midco GmbH(b)	4.375%	7/15/2027	EUR	160,000	134,446
Total					505,414

Media 4.11%
AMC Networks, Inc.	4.75%	8/1/2025		$185,000	169,521
Block Communications, Inc.†	4.875%	3/1/2028		90,000	78,393
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027		80,000	74,255
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.375%	6/1/2029		70,000	62,650
Cengage Learning, Inc.†	9.50%	6/15/2024		64,000	60,660
Charter Communications Operating LLC/Charter Communications Operating Capital	3.75%	2/15/2028		185,000	162,351
CSC Holdings LLC	5.25%	6/1/2024		125,000	121,382
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.†	5.875%	8/15/2027		120,000	108,295
DISH DBS Corp.	5.875%	11/15/2024		561,000	518,027
Gray Television, Inc.†	7.00%	5/15/2027		50,000	47,708
LCPR Senior Secured Financing DAC (Ireland)†(a)	6.75%	10/15/2027		200,000	186,744
Nexstar Media, Inc.†	4.75%	11/1/2028		34,000	29,918
Nexstar Media, Inc.†	5.625%	7/15/2027		160,000	151,412
Sirius XM Radio, Inc.†	3.125%	9/1/2026		180,000	161,234
Univision Communications, Inc.†	5.125%	2/15/2025		370,000	358,127
Virgin Media Vendor Financing Notes III DAC(b)	4.875%	7/15/2028	GBP	100,000	92,254
Total					2,382,931

Metal Fabricate-Hardware 0.38%
Advanced Drainage Systems, Inc.†	5.00%	9/30/2027		$120,000	111,453
Cleveland-Cliffs, Inc.	5.875%	6/1/2027		115,000	107,217
Total					218,670

Mining 0.63%
Compass Minerals International, Inc.†	4.875%	7/15/2024		32,000	30,360
FMG Resources August 2006 Pty Ltd. (Australia)†(a)	4.50%	9/15/2027		114,000	102,297

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Mining (continued)
Hecla Mining Co.	7.25%	2/15/2028	$123,000	$116,860
Novelis Corp.†	3.25%	11/15/2026	96,000	84,269
Taseko Mines Ltd. (Canada)†(a)	7.00%	2/15/2026	39,000	32,510
Total				366,296

Miscellaneous Manufacturing 0.85%
Amsted Industries, Inc.†	5.625%	7/1/2027	145,000	134,324
Hillenbrand, Inc.	5.00%	9/15/2026	265,000	250,660
LSB Industries, Inc.†	6.25%	10/15/2028	116,000	105,582
Total				490,566

Oil & Gas 10.71%
Aethon United BR LP/Aethon United Finance Corp.†	8.25%	2/15/2026	148,000	150,646
Baytex Energy Corp. (Canada)†(a)	8.75%	4/1/2027	106,000	108,538
Berry Petroleum Co. LLC†	7.00%	2/15/2026	237,000	212,461
California Resources Corp.†	7.125%	2/1/2026	284,000	279,134
Callon Petroleum Co.	6.375%	7/1/2026	209,000	200,697
Calumet Specialty Products Partners LP/Calumet Finance Corp.†	8.125%	1/15/2027	55,000	52,135
Chesapeake Energy Corp.†	5.50%	2/1/2026	110,000	106,788
Chord Energy Corp.†	6.375%	6/1/2026	210,000	205,457
Citgo Holding, Inc.†	9.25%	8/1/2024	75,000	75,165
CITGO Petroleum Corp.†	6.375%	6/15/2026	120,000	118,487
CITGO Petroleum Corp.†	7.00%	6/15/2025	65,000	64,082
Civitas Resources, Inc.†	5.00%	10/15/2026	137,000	126,322
CNX Resources Corp.†	7.25%	3/14/2027	37,000	36,779
Colgate Energy Partners III LLC†	5.875%	7/1/2029	50,000	46,738
Colgate Energy Partners III LLC†	7.75%	2/15/2026	75,000	74,789
Comstock Resources, Inc.†	6.75%	3/1/2029	125,000	119,954
Crescent Energy Finance LLC†	7.25%	5/1/2026	263,000	244,552
Earthstone Energy Holdings LLC†	8.00%	4/15/2027	228,000	216,113
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028	155,000	145,604
EQT Corp.	3.90%	10/1/2027	150,000	135,002
Gulfport Energy Corp.†	8.00%	5/17/2026	124,731	124,563
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	100,000	94,282
Laredo Petroleum, Inc.	9.50%	1/15/2025	150,000	150,281
Laredo Petroleum, Inc.	10.125%	1/15/2028	70,000	68,885
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.00%	8/1/2026	147,000	143,005

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Matador Resources Co.	5.875%	9/15/2026	$187,000	$184,195
MEG Energy Corp. (Canada)†(a)	5.875%	2/1/2029	225,000	215,398
Murphy Oil Corp.	6.375%	7/15/2028	51,000	49,968
Nabors Industries, Inc.	5.75%	2/1/2025	33,000	31,802
Nabors Industries, Inc.†	7.375%	5/15/2027	29,000	28,565
Nabors Industries, Inc.†	9.00%	2/1/2025	75,000	76,159
Occidental Petroleum Corp.	8.50%	7/15/2027	75,000	81,658
Patterson-UTI Energy, Inc.	3.95%	2/1/2028	50,000	44,190
PBF Holding Co. LLC/PBF Finance Corp.	7.25%	6/15/2025	128,000	126,952
PDC Energy, Inc.	5.75%	5/15/2026	332,000	318,690
Penn Virginia Holdings LLC†	9.25%	8/15/2026	184,000	181,752
Permian Resources Operating LLC†	5.375%	1/15/2026	112,000	103,750
Permian Resources Operating LLC†	6.875%	4/1/2027	55,000	53,428
Petroleos Mexicanos (Mexico)(a)	6.49%	1/23/2027	135,000	117,848
Precision Drilling Corp. (Canada)†(a)	6.875%	1/15/2029	85,000	78,291
Precision Drilling Corp. (Canada)†(a)	7.125%	1/15/2026	122,000	120,017
Range Resources Corp.	4.875%	5/15/2025	237,000	229,136
Rockcliff Energy II LLC†	5.50%	10/15/2029	50,000	44,656
SM Energy Co.	6.625%	1/15/2027	160,000	157,038
SM Energy Co.	6.75%	9/15/2026	125,000	123,311
Southwestern Energy Co.	5.375%	2/1/2029	30,000	28,020
Tap Rock Resources LLC†	7.00%	10/1/2026	180,000	168,346
Vermilion Energy, Inc. (Canada)†(a)	5.625%	3/15/2025	220,000	213,167
W&T Offshore, Inc.†	9.75%	11/1/2023	130,000	128,888
Total				6,205,684

Oil & Gas Services 1.26%
Bristow Group, Inc.†	6.875%	3/1/2028	78,000	72,319
Enerflex Ltd. (Canada)(a)	9.00%	10/15/2027	115,000	112,051
Oceaneering International, Inc.	4.65%	11/15/2024	217,000	207,980
USA Compression Partners LP/USA Compression Finance Corp.	6.875%	4/1/2026	59,000	56,715
USA Compression Partners LP/USA Compression Finance Corp.	6.875%	9/1/2027	38,000	36,381
Weatherford International Ltd.†	11.00%	12/1/2024	50,000	51,551
Welltec International ApS (Denmark)†(a)	8.25%	10/15/2026	200,000	194,159
Total				731,156

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Packaging & Containers 1.58%
Ball Corp.	4.875%		3/15/2026		$90,000	$86,596
Berry Global, Inc.†	4.875%		7/15/2026		234,000	220,382
LABL, Inc.†	6.75%		7/15/2026		123,000	117,137
Mauser Packaging Solutions Holding Co.†	5.50%		4/15/2024		190,000	186,551
Pactiv LLC	7.95%		12/15/2025		51,000	47,559
Silgan Holdings, Inc.	4.125%		2/1/2028		131,000	120,207
Southwestern Energy Co.	7.75%		10/1/2027		100,000	102,996
Trident TPI Holdings, Inc.†	9.25%		8/1/2024		36,000	33,623
Total						915,051

Pharmaceuticals 0.89%
Grifols SA(b)	2.25%		11/15/2027	EUR	100,000	81,903
Option Care Health, Inc.†	4.375%		10/31/2029		$86,000	74,384
Perrigo Finance Unlimited Co. (Ireland)(a)	4.375%		3/15/2026		200,000	187,879
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	3.15%		10/1/2026		200,000	169,348
Total						513,514

Pipelines 1.58%
Buckeye Partners LP	3.95%		12/1/2026		146,000	128,453
Buckeye Partners LP†	4.125%		3/1/2025		42,000	39,642
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%	)#	1/22/2078		53,000	42,731
Cheniere Energy Partners LP	4.50%		10/1/2029		40,000	35,382
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	7.125%		6/1/2028		100,000	89,705
EnLink Midstream LLC†	5.625%		1/15/2028		120,000	115,187
EQM Midstream Partners LP	4.125%		12/1/2026		65,000	57,532
EQM Midstream Partners LP†	6.00%		7/1/2025		105,000	101,829
Northriver Midstream Finance LP (Canada)†(a)	5.625%		2/15/2026		173,000	164,031
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.†	6.00%		3/1/2027		115,000	108,692
Venture Global Calcasieu Pass LLC†	3.875%		8/15/2029		35,000	30,107
Total						913,291

REITS 2.00%
GLP Capital LP/GLP Financing II, Inc.	5.375%		4/15/2026		120,000	114,697
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%		6/15/2026		68,000	55,438
HAT Holdings I LLC/HAT Holdings II LLC†	6.00%		4/15/2025		199,000	189,985
Iron Mountain, Inc.†	4.875%		9/15/2027		70,000	64,908

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
REITS (continued)
SBA Communications Corp.	3.875%	2/15/2027		$205,000	$184,873
Service Properties Trust	7.50%	9/15/2025		270,000	263,588
Starwood Property Trust, Inc.†	3.75%	12/31/2024		84,000	78,638
VICI Properties LP/VICI Note Co., Inc.†	3.50%	2/15/2025		103,000	95,899
VICI Properties LP/VICI Note Co., Inc.†	3.75%	2/15/2027		35,000	30,744
VICI Properties LP/VICI Note Co., Inc.†	4.25%	12/1/2026		50,000	45,607
VICI Properties LP/VICI Note Co., Inc.†	5.625%	5/1/2024		36,000	35,579
Total					1,159,956

Retail 2.69%
1011778 BC ULC/New Red Finance, Inc. (Canada)†(a)	3.50%	2/15/2029		125,000	105,007
1011778 BC ULC/New Red Finance, Inc. (Canada)†(a)	4.375%	1/15/2028		135,000	118,720
Bath & Body Works, Inc.	6.694%	1/15/2027		150,000	141,601
BCPE Ulysses Intermediate, Inc. PIK 8.50%†	7.75%	4/1/2027		6,000	3,983
Beacon Roofing Supply, Inc.†	4.50%	11/15/2026		130,000	118,831
Brinker International, Inc.†	5.00%	10/1/2024		190,000	184,568
Dave & Buster’s, Inc.†	7.625%	11/1/2025		106,000	105,863
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%	8/15/2028		64,000	45,055
IRB Holding Corp.†	7.00%	6/15/2025		45,000	45,027
Ken Garff Automotive LLC†	4.875%	9/15/2028		28,000	23,288
Lithia Motors, Inc.†	4.625%	12/15/2027		80,000	71,304
Macy’s Retail Holdings LLC†	5.875%	4/1/2029		155,000	134,127
Murphy Oil USA, Inc.	5.625%	5/1/2027		90,000	86,496
Nordstrom, Inc.	4.00%	3/15/2027		108,000	91,705
Party City Holdings, Inc.†	6.125%	8/15/2023		17,000	7,225
Party City Holdings, Inc.†	6.625%	8/1/2026		20,000	6,500
Party City Holdings, Inc.†	8.75%	2/15/2026		27,000	17,139
Rite Aid Corp.†	8.00%	11/15/2026		36,000	23,416
SRS Distribution, Inc.†	4.625%	7/1/2028		104,000	91,548
Stonegate Pub Co. Financing 2019 plc(b)	8.25%	7/31/2025	GBP	100,000	104,118
White Cap Buyer LLC†	6.875%	10/15/2028		$39,000	33,146
Total					1,558,667

Semiconductors 0.12%
Entegris Escrow Corp.†	4.75%	4/15/2029		32,000	28,320
Entegris, Inc.†	4.375%	4/15/2028		45,000	39,646
Total					67,966

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Software 0.89%
Boxer Parent Co., Inc.†	7.125%		10/2/2025	$45,000	$44,316
Picard Midco, Inc.†	6.50%		3/31/2029	164,000	142,488
SS&C Technologies, Inc.†	5.50%		9/30/2027	194,000	180,717
Twilio, Inc.	3.625%		3/15/2029	125,000	103,410
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.†	3.875%		2/1/2029	52,000	43,538
Total					514,469

Telecommunications 2.21%
Altice France SA (France)†(a)	8.125%		2/1/2027	200,000	183,400
CommScope, Inc.†	6.00%		3/1/2026	225,000	217,429
Frontier Communications Holdings LLC†	5.875%		10/15/2027	135,000	124,369
Maxar Technologies, Inc.†	7.75%		6/15/2027	88,000	86,390
Sprint Capital Corp.	6.875%		11/15/2028	150,000	155,023
Sprint Corp.	7.625%		3/1/2026	490,000	512,239
Total					1,278,850

Total Trucking & Leasing 0.36%
Fortress Transportation and Infrastructure Investors LLC†	5.50%		5/1/2028	95,000	79,682
Fortress Transportation and Infrastructure Investors LLC†	6.50%		10/1/2025	131,000	126,005
Total					205,687

Transportation 0.21%
Carriage Purchaser, Inc.†	7.875%		10/15/2029	25,000	18,651
Watco Cos. LLC/Watco Finance Corp.†	6.50%		6/15/2027	110,000	103,772
Total					122,423

Water 0.09%
Solaris Midstream Holdings LLC†	7.625%		4/1/2026	55,000	52,472
Total Corporate Bonds (cost $46,578,157)					45,062,962

FLOATING RATE LOANS(e) 5.81%

Auto Parts & Equipment 0.33%
Chassix Inc. 2017 1st Lien Term Loan	7.563% - 9.06% (6 Mo. LIBOR + 5.50% (6 Mo. LIBOR + 5.50%	) )	11/15/2023	93,837	85,954
Clarios Global LP 2021 USD Term Loan B (Canada)(a)	7.004% (1 Mo. LIBOR + 3.25%	)	4/30/2026	62,000	60,426

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Parts & Equipment (continued)
DexKo Global Inc. 2021 USD Term Loan B	7.424% - 7.50% (3 Mo. LIBOR + 3.75% (3 Mo. LIBOR + 3.75%	) )	10/4/2028	$49,855	$45,457
Total					191,837

Building & Construction 0.03%
USIC Holdings, Inc. 2021 2nd Lien Term Loan	10.254% (1 Mo. LIBOR + 6.50%	)	5/14/2029	16,454	15,220

Building Materials 0.17%
ACProducts, Inc. 2021 Term Loan B	7.127% - 7.92% (6 Mo. LIBOR + 4.25% (6 Mo. LIBOR + 4.25%	) )	5/17/2028	64,836	45,736
Core & Main LP 2021 Term Loan B	6.096% - 7.42% (6 Mo. LIBOR + 2.50% (6 Mo. LIBOR + 2.50%	) )	7/27/2028	49,874	48,767
Icebox Holdco III, Inc. 2021 1st Lien Term Loan	7.424% (3 Mo. LIBOR + 3.75%	)	12/22/2028	6,857	6,371
Total					100,874

Cable & Satellite Television 0.21%
DirecTV Financing, LLC Term Loan	–	(f)	8/2/2027	125,000	119,438

Commercial Services 0.15%
R1 RCM, Inc. 2022 Term Loan B	–	(f)	6/21/2029	85,000	84,575

Diversified Capital Goods 0.28%
Grinding Media Inc. 2021 Term Loan B	7.144% - 7.70% (3 Mo. LIBOR + 4.00%	)	10/12/2028	106,006	91,430
Tank Holding Corp. 2022 Term Loan	9.579% - 11.00% (1 Mo. SOFR + 5.75%	)	3/31/2028	20,249	19,493
Tiger Acquisition, LLC 2021 Term Loan	7.004% (1 Mo. LIBOR + 3.25%	)	6/1/2028	54,861	51,395
Total					162,318

Electric: Generation 0.19%
Astoria Energy LLC 2020 Term Loan B	–	(f)	12/10/2027	49,754	48,777
CPV Shore Holdings, LLC Term Loan	7.51% (1 Mo. LIBOR + 3.75%	)	12/29/2025	32,142	29,637

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Electric: Generation (continued)
EFS Cogen Holdings I LLC 2020 Term Loan B	7.18% - 7.26% (1 Mo. LIBOR + 3.50% (3 Mo. LIBOR + 3.50%	) )	10/1/2027	$31,977	$30,800
Total					109,214

Electric: Integrated 0.24%
Compass Power Generation LLC 2022 Term Loan B2	8.093% (1 Mo. SOFR + 4.25%	)	4/14/2029	82,246	79,870
Helix Gen Funding, LLC Term Loan B	7.504% (1 Mo. LIBOR + 3.75%	)	6/3/2024	60,313	58,070
Total					137,940

Energy: Exploration & Production 0.11%
Kestrel Acquisition, LLC 2018 Term Loan B	8.01% (1 Mo. LIBOR + 4.25%	)	6/2/2025	68,542	65,347

Gas Distribution 0.24%
CQP Holdco LP 2021 Term Loan B	7.424% (3 Mo. LIBOR + 3.75%	)	6/5/2028	74,811	73,979
Freeport LNG Investments, LLLP Term Loan B	7.743% (3 Mo. LIBOR + 3.50%	)	12/21/2028	69,823	65,502
Total					139,481

Health Facilities 0.23%
EyeCare Partners, LLC 2021 Incremental Term Loan	7.424% (3 Mo. LIBOR + 3.75%	)	11/15/2028	49,750	43,780
WP CityMD Bidco LLC 2021 1st Lien Term Loan B	–	(f)	12/22/2028	90,000	87,600
Total					131,380

Health Services 0.15%
Corgi Bidco, Inc Term Loan	8.784% (3 Mo. SOFR + 5.00%	)	10/13/2029	93,072	87,720

Integrated Energy 0.11%
Oregon Clean Energy, LLC Term Loan	7.579% (1 Mo. LIBOR + 3.75%	)	3/1/2026	64,034	62,643

Investments & Miscellaneous Financial Services 0.23%
Jane Street Group, LLC 2021 Term Loan	–	(f)	1/26/2028	140,000	136,288

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Machinery 0.02%
CMBF LLC Term Loan	9.317% (1 Mo. LIBOR + 6.00%	)	8/2/2028	$16,407	$14,110

Media: Content 0.08%
NEP/NCP Holdco, Inc. 2018 2nd Lien Term Loan	10.754% (1 Mo. LIBOR + 7.00%	)	10/19/2026	50,000	44,714

Medical Products 0.23%
Athenahealth, Inc. 2022 Delayed Draw Term loan(g)	3.50%		2/15/2029	13,782	12,628
Athenahealth, Inc. 2022 Term Loan B	6.967% (1 Mo. SOFR + 3.50%	)	2/15/2029	81,111	74,318
Physician Partners LLC Term Loan	–	(f)	12/23/2028	49,875	47,303
Total					134,249

Metals/Mining (Excluding Steel) 0.25%
Peabody Energy Corporation 2018 Term Loan	6.326% (1 Mo. LIBOR + 2.75%	)	3/31/2025	148,828	143,433

Oil & Gas 0.19%
Parkway Generation, LLC Term Loan B	8.504% (1 Mo. LIBOR + 4.75%	)	2/18/2029	97,506	96,856
Parkway Generation, LLC Term Loan C	8.504% (1 Mo. LIBOR + 4.75%	)	2/18/2029	13,721	13,630
Total					110,486

Oil Field Equipment & Services 0.10%
Ulterra Drilling Technologies, LP Term Loan B	9.004% (1 Mo. LIBOR + 5.25%	)	11/26/2025	59,006	56,744

Personal & Household Products 0.06%
Gibson Brands Inc. 2021 Term Loan	9.125% (3 Mo. LIBOR + 5.00%	)	8/11/2028	40,222	32,178

Pharmaceuticals 0.37%
Canopy Growth Corporation Term Loan (Canada)(a)	11.248% (6 Mo. LIBOR + 8.50%	)	3/18/2026	12,464	10,575
Jazz Financing Lux S.a.r.l. USD Term Loan (Luxembourg)(a)	–	(f)	5/5/2028	100,000	98,977
Organon & Co USD Term Loan	6.188% (3 Mo. LIBOR + 3.00%	)	6/2/2028	110,000	107,605
Total					217,157

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Printing & Publishing 0.11%
Cengage Learning, Inc. 2021 Term Loan B	7.814% (3 Mo. LIBOR + 4.75%	)	7/14/2026		$69,824	$61,998

Recreation & Travel 0.02%
Bulldog Purchaser Inc. 2018 Term Loan	7.579% (1 Mo. LIBOR + 3.75%	)	9/5/2025		15,647	13,707

Restaurants 0.15%
IRB Holding Corp 2020 Term Loan B	–	(f)	2/5/2025		90,000	88,831

Software/Services 0.49%
NortonLifeLock Inc. 2022 Term Loan B	–	(f)	9/12/2029		135,000	132,019
Peraton Corp. Term Loan B	–	(f)	2/1/2028		90,000	86,850
Riverbed Technology, Inc. 2021 Exit Term Loan PIK 2.00%	2.00% - 9.20% (1 Mo. LIBOR + 6.00%	)	12/7/2026		52,466	20,527
Tibco Software Inc. 2022 USD Term Loan	–	(f)	3/30/2029		50,000	45,735
Total						285,131

Specialty Retail 0.35%
PetSmart, Inc. 2021 Term Loan B	–	(f)	2/11/2028		144,773	139,676
Wand NewCo 3, Inc. 2020 Term Loan	–	(f)	2/5/2026		64,833	60,992
Total						200,668

Support: Services 0.39%
Aramark Services, Inc. 2018 Term Loan B3	–	(f)	3/11/2025		100,000	97,593
AVSC Holding Corp. 2020 Term Loan B1 PIK 0.25%	6.394% (3 Mo. LIBOR + 3.25%	)	3/3/2025		54,892	47,916
Sabre GLBL Inc. 2021 Term Loan B1	–	(f)	12/17/2027		21,149	18,955
Sabre GLBL Inc. 2021 Term Loan B2	–	(f)	12/17/2027		33,712	30,215
Sabre GLBL Inc. 2022 1st Lien Term Loan B	8.829% (1 Mo. SOFR + 5.00%	)	6/30/2028		32,314	29,931
Total						224,610

Theaters & Entertainment 0.07%
Vue International Bidco p.l.c. 2019 EUR Term Loan B(b)	–	(f)	7/3/2026	EUR	51,659	34,758
Vue International Bidco p.l.c. 2022 EUR Term Loan(b)	9.766% (3 Mo. EURIBOR + 8.00%	)	6/30/2027	EUR	6,827	6,376
Total						41,134

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Transportation: Infrastructure/Services 0.26%
Uber Technologies, Inc. 2021 1st Lien Term Loan B	–	(f)	4/4/2025	$150,000	$148,955
Total Floating Rate Loans (cost $3,452,524)					3,362,380

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.06%
Great Wolf Trust 2019-WOLF B†	4.746% (1 Mo. LIBOR + 1.33%	)#	12/15/2036	15,000	14,282
KKR Industrial Portfolio Trust 2021-KDIP D†	4.662% (1 Mo. LIBOR + 1.25%	)#	12/15/2037	7,500	7,065
KKR Industrial Portfolio Trust 2021-KDIP E†	4.962% (1 Mo. LIBOR + 1.55%	)#	12/15/2037	7,500	7,030
KKR Industrial Portfolio Trust 2021-KDIP F†	5.462% (1 Mo. LIBOR + 2.05%	)#	12/15/2037	7,500	6,940
Total Non-Agency Commercial Mortgage-Backed Securities (cost $35,625)					35,317

	Dividend Rate			Shares

PREFERRED STOCKS 0.05%

Commercial Banks
Synovus Financial Corp. (cost $31,620)	6.30% (3 Mo. LIBOR + 3.35%	)#		1,200	28,080
Total Long-Term Investments (cost $52,444,383)					50,776,738

				Principal Amount

SHORT-TERM INVESTMENTS 10.14%

Repurchase Agreements 10.14%
Repurchase Agreement dated 10/31/2022, 1.300% due 11/1/2022 with Fixed Income Clearing Corp. collateralized by $6,145,300 of U.S. Treasury Note at 3.00% due 6/30/2024; value: $5,992,866; proceeds: $5,875,534 (cost $5,875,322)				$5,875,322	5,875,322
Total Investments in Securities 97.81% (cost $58,319,705)					56,652,060
Less Unfunded Loan Commitments (0.02%) (cost $12,748)					(12,628)
Net Investments in Securities 97.79% (cost $58,306,957)					56,639,432
Other Assets and Liabilities – Net(h) 2.21%					1,279,607
Net Assets 100.00%					$57,919,039

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2022

EUR	Euro.
GBP	British Pound.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
EUSA	Euro Swap Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
#	Variable rate security. The interest rate represents the rate in effect at October 31, 2022.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At October 31, 2022, the total value of Rule 144A securities was $30,577,250, which represents 52.79% of net assets.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Defaulted (non-income producing security).
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at October 31, 2022.
(f)	Interest Rate to be determined.
(g)	Security partially/fully unfunded.
(h)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at October 31, 2022(1):

Referenced Indexes	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Value	Unrealized Appreciation	(3)
Markit CDX.NA.HY.S39(4)(5)	Bank of America	5.00%	12/20/2027	$4,250,000	$(52,920)	$(32,265)	$20,655

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $20,655. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH YIELD FUND October 31, 2022

Consumer Price Index (“CPI”) Centrally Cleared Swaps at October 31, 2022:

Central Clearingparty(1)	Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	2.410%	CPI Urban Consumer NSA	9/30/2023	$2,042,563	$13,219
Bank of America	2.673%	CPI Urban Consumer NSA	10/3/2027	1,498,000	13,042
Bank of America	2.673%	CPI Urban Consumer NSA	10/3/2027	1,900,000	5,548	(1)
Bank of America	4.110%	CPI Urban Consumer NSA	7/1/2023	1,432,559	9,152
Bank of America	4.415%	CPI Urban Consumer NSA	6/1/2023	1,676,000	9,563
Bank of America	4.900%	CPI Urban Consumer NSA	1/15/2024	2,137,000	13,301
Unrealized Appreciation on CPI Centrally Cleared Swaps					$63,825

(1)	Includes upfront payment of $10,994.

Forward Foreign Currency Exchange Contracts at October 31, 2022:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Buy	Goldman Sachs	12/8/2022	9,000	$10,263	$10,333	$70
British pound	Buy	Morgan Stanley	12/8/2022	84,000	95,198	96,437	1,239
British pound	Buy	Morgan Stanley	12/8/2022	6,000	6,443	6,888	445
Euro	Buy	Morgan Stanley	12/12/2022	115,000	111,132	114,008	2,876
British pound	Sell	Morgan Stanley	12/8/2022	346,000	398,997	397,229	1,768
British pound	Sell	State Street Bank and Trust	12/8/2022	89,000	103,595	102,177	1,418
Euro	Sell	Bank of America	12/12/2022	95,000	94,680	94,180	500
Euro	Sell	Bank of America	12/12/2022	137,000	136,629	135,818	811
Euro	Sell	Morgan Stanley	12/12/2022	429,000	429,033	425,298	3,735
Euro	Sell	Morgan Stanley	12/12/2022	96,000	96,941	95,172	1,769
Euro	Sell	Morgan Stanley	12/12/2022	95,000	94,197	94,180	17
Euro	Sell	State Street Bank and Trust	12/12/2022	945,000	950,339	936,846	13,493
Euro	Sell	State Street Bank and Trust	12/12/2022	6,000	6,018	5,948	70
Euro	Sell	State Street Bank and Trust	12/12/2022	209,000	208,913	207,197	1,716
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$29,927

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	Morgan Stanley	12/12/2022	100,000	$100,252	$99,137	$(1,115)
Euro	Sell	Bank of America	12/12/2022	100,000	97,412	99,137	(1,725)
Euro	Sell	Morgan Stanley	12/12/2022	97,000	96,005	96,163	(158)
Euro	Sell	State Street Bank and Trust	12/12/2022	98,000	96,867	97,154	(287)
Euro	Sell	State Street Bank and Trust	12/12/2022	89,000	88,182	88,232	(50)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(3,335)

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)(concluded)

SHORT DURATION HIGH YIELD FUND October 31, 2022

Futures Contracts at October 31, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	December 2022	19	Short	$(2,028,984)	$(2,025,281)	$3,703

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2022	13	Long	$2,659,947	$2,656,977	$(2,970)

The following is a summary of the inputs used as of October 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$1,856,376	$–	$1,856,376
Convertible Bonds	–	431,623	–	431,623
Corporate Bonds	–	45,062,962	–	45,062,962
Floating Rate Loans	–	3,362,380	–	3,362,380
Less Unfunded Commitments	–	(12,628)	–	(12,628)
Non-Agency Commercial Mortgage-Backed Securities	–	35,317	–	35,317
Preferred Stocks	28,080	–	–	28,080
Short-Term Investments
Repurchase Agreements	–	5,875,322	–	5,875,322
Total	$28,080	$56,611,352	$–	$56,639,432
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$20,655	$–	$20,655
Liabilities	–	–	–	–
Centrally Cleared CPI Swap Contracts
Assets	–	63,825	–	63,825
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	29,927	–	29,927
Liabilities	–	(3,335)	–	(3,335)
Futures Contracts
Assets	3,703	–	–	3,703
Liabilities	(2,970)	–	–	(2,970)
Total	$733	$111,072	$–	$111,805

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

46	See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Trust I (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory Trust on January 30, 2020. The Trust’s predecessor corporation was organized on May 1, 2001. The Trust currently consists of the following four funds separately, a “Fund” and collectively, the “Funds”). Lord Abbett Climate Focused Bond Fund (“Climate Focused Bond Fund”) Lord Abbett Emerging Markets Equity Fund (“Emerging Markets Equity Fund) Lord Abbett International Growth Fund (“International Growth Fund”) Lord Abbett Short Duration High Yield Fund (“Short Duration High Yield Fund”). Emerging Markets Equity Fund commenced operations on March 2, 2022 and the International Growth Fund commenced operations on June 18, 2021. Climate Focused Bond Fund’s investment objective is total return. Emerging Markets Equity Fund’s and International Growth Fund’s investment objective is to seek long-term capital appreciation. Short Duration High Yield Fund’s investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LCC (“Lord Abbett”), as valuation designee. Accordingly, Lord Abbett is responsible for among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments, and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board has approved the use of an independent fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

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Notes to Schedule of Investments (unaudited)(continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of October 31, 2022 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited)(concluded)

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax returns. The statute of limitations on each Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of October 31, 2022 the funds did not have any securities out on loan.

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QPHR-TRI-1Q
(12/22)